As filed with the Securities and Exchange Commission on April 22, 2026
Commission File Nos. 333-176619
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 30	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 985	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Scott J. Golde, Esq., Senior Vice President, General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Alison Samborn, Esq., Assistant Vice President, Insurance Legal & Product Development
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 27, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Variable and Fixed Deferred Annuity contracts

ELITE ACCESS®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account – I

Effective April 27, 2020, this Elite Access Flexible Premium Variable and Fixed Deferred Annuity is no longer available for purchase.

The date of this prospectus is April 27, 2026 . This prospectus states the information about the Separate Account, the Contract, and Jackson National Life Insurance Company (“Jackson ® ”) you should know before investing. This prospectus is a disclosure document and describes all of the Contract’s material features, benefits, rights, and obligations. The description of the Contract’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the Contract are changed after the date of this prospectus, in accordance with the Contract, those changes will be described in a supplemented prospectus. It is important that you also read the Contract and endorsements, which may reflect additional non-material state variations or other non-material variations. Jackson's obligations under the Contract are subject to our financial strength and claims-paying ability. The information in this prospectus is intended to help you decide if the Contract will meet your investment and financial planning goals. Additional information about the Separate Account can be found in the Statement of Additional Information (“SAI”) dated April 27, 2026 that is available upon request without charge. To obtain a copy, contact us at our:

Customer Care Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-644-4565
www.jackson.com

Variable annuity contracts are complex insurance and investment vehicles and involve risks, including potential loss of principal. Before you invest, be sure to discuss the Contract’s features, benefits, risks, and fees with your financial professional in order to determine whether the Contract is appropriate for you based upon your financial situation and objectives. Please carefully read this prospectus and any related documents and keep everything together for future reference.

This prospectus describes the investment options that we currently offer under the Contract. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse initial and any or all subsequent Premium payments. Please confirm with us or your financial professional that you have the most current prospectus and supplements to the prospectus.

We offer other variable annuity products with different product features, benefits and charges. Ask your financial professional about availability and the details.

This Contract is a long-term, tax-deferred annuity designed for retirement or other long-term investment purposes. It is available for use in Non-Qualified plans, Non-Qualified contracts, Qualified plans, Tax-Sheltered annuities, Traditional IRAs, and Roth IRAs. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals taken from the Fixed Account before the end of the relevant Fixed Account Option term may also be subject to an Excess Interest Adjustment, and if this adjustment is negative, you could lose up to 12.5% of your investment. Withdrawals could result in Withdrawal Charges, taxes, and tax penalties, as applicable. If you do intend to take ongoing withdrawals under the Contract, you should consult with a financial professional.

The Contract makes available for investment variable and fixed options. The variable options are Investment Divisions of the Separate Account, each of which invests in one of the Funds Listed in Appendix A.

Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov.

If you are a new investor in the Contract, you may cancel your Contract within 10 days (20 days if purchased as a replacement contract) of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract value. You should review this prospectus, or consult with your financial professional, for additional information about the specific cancellation terms that apply.

You may elect to receive certain communications from Jackson electronically by doing one of the following:

•Mailing in the postage-paid card on the cover of either this report or the Summary Prospectus;
•Calling 1-866-349-4564; or
•Signing up on www.jackson.com

Neither the SEC nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

GLOSSARY

These terms are capitalized when used throughout this prospectus because they have special meaning. In reading this prospectus, please refer back to this glossary if you have any questions about these terms.

Accumulation Unit – a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

Annuitant – the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint Annuitants. Any reference to the Annuitant includes any joint Annuitant.

Annuity Unit – a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner’s death. The Contract allows for the naming of multiple Beneficiaries.

Business Day – each day that the New York Stock Exchange is open for business.

Completed Year – the succeeding twelve months from the date on which we receive a Premium payment. Completed Years specify the years from the date of receipt of the Premium and does not refer to Contract Years. If the Premium receipt date is on the Issue Date of the Contract then Completed Year 0-1 does not include the first Contract Anniversary. The first Contract Anniversary begins Completed Year 1-2 and each successive Completed Year begins with the Contract Anniversary of the preceding Contract Year and ends the day before the next Contract Anniversary.

For example, if the Premium receipt date is other than the Issue Date or a subsequent Contract Anniversary, there is no correlation of the Contract Anniversary date and Completed Years. For example, if the Issue Date is January 15, 2026 and a Premium payment is received on February 28, 2026 then, although the first Contract Anniversary is January 15, 2027, Completed Year 0-1 for that Premium payment would begin on February 28, 2026 and end on February 27, 2027. Completed Year 1-2 for that Premium payment would begin on February 28, 2027.

Contract – the individual deferred variable and fixed annuity contract, including any endorsements.

Contract Anniversary – each one-year anniversary of the Contract’s Issue Date.

Contract Month – the period of time between consecutive monthly anniversaries of the Contract’s Issue Date.

Contract Monthly Anniversary – each one-month anniversary of the Contract’s Issue Date.

Contract Quarter – the period of time between consecutive three-month anniversaries of the Contract’s Issue Date.

Contract Quarterly Anniversary – each three-month anniversary of the Contract’s Issue Date.

Contract Value – the sum of the allocations between the Contract’s Investment Divisions and Fixed Account.

Contract Year – the succeeding twelve months from a Contract’s Issue Date and every anniversary. The first Contract Year (Contract Year 0-1) starts on the Contract’s Issue Date and extends to, but does not include, the first Contract Anniversary. Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.

For example, if the Issue Date is January 15, 2026, then the end of Contract Year 0-1 would be January 14, 2027, and January 15, 2027, which is the first Contract Anniversary, begins Contract Year 1-2.

Excess Interest Adjustment – an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, or transferred from a Fixed Account Option before the end of the selected Fixed Account Option period.

Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period. The Fixed Account consists of the Fixed Account Options.

Fixed Account Option – a Contract option within the Fixed Account for a specific period under which a stated rate of return will be credited.

Fund – a registered investment company in which an Investment Division of the Separate Account invests.

General Account – the General Account includes all our assets, including any Contract Value allocated to the Fixed Account, which are available to our creditors.

Good Order – when our administrative requirements, including all information, documentation and instructions deemed necessary by us, in our sole discretion, are met in order to issue a Contract or execute any requested transaction pursuant to the terms of the Contract.

Income Date – the date on which you begin receiving annuity payments.

Investment Division – one of multiple variable options of the Separate Account to allocate your Contract’s value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

Issue Date – the date your Contract is issued.

Jackson, JNL, we, our, or us – Jackson National Life Insurance Company. (We do not capitalize “we,” “our,” or “us” in the prospectus.)

Latest Income Date – the Contract Anniversary on or next following the date on which the Owner attains age 95 under a non-qualified contract, or such earlier date as required by the applicable qualified plan, law or regulation.

Liquidity Option – an optional benefit that provides for no withdrawal charges.

Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint Owners. (We do not capitalize “you” or “your” in the prospectus.) Any reference to the Owner includes any joint Owner.

Premium(s) – considerations paid into the Contract by or on behalf of the Owner.

Remaining Premium – total Premium paid into the Contract, reduced by withdrawals of Premium (inclusive of the withdrawal charge amount) that incur withdrawal charges, and withdrawals of Premium that are no longer subject to withdrawal charges.

Separate Account – Jackson National Separate Account – I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

OVERVIEW OF THE CONTRACT

Purpose of the Contract
The Elite Access Contract is intended to help you save for retirement or another long-term investment purpose through investments in a variety of investment options during the accumulation phase. The Contract also offers death benefits to protect your designated Beneficiaries. Through the annuitization feature, the Contract can supplement your retirement income by providing a stream of income payments. This Contract may be appropriate if you have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Funds.

Phases of the Contract
Your Contract has two phases: the accumulation phase, when you make Premium payments to us, and the income phase, when we make income payments to you.

Accumulation Phase

During the accumulation phase, to help you accumulate assets, you can allocate your Premium payments to:

•a variety of Investment Divisions. Each Investment Division invests in a corresponding (mutual fund) Fund, each of which has its own investment strategies, investment adviser(s), expense ratios, and returns; and

•a variety of Fixed Account Options, which offer a guaranteed fixed interest rate for a specified period. The Fixed Account Options are not available if you elect certain optional benefits.

A list of Funds and additional information about the Funds in which the Investment Divisions currently invest is provided in Appendix A: Funds Available Under the Contract.

Income Phase

You can elect to annuitize your Contract and turn your Contract Value into a stream of fixed and/or variable income payments from us. (Variable payments depend on the performance of the Investment Divisions.) Currently, we offer income options that provide payments for (i) the life of the Annuitant(s), (ii) a specified period, or (iii) a combination of life and a specified period. We may offer other options, at our discretion, where permitted by state law. At the Income Date, you can choose to receive fixed payments or variable payments.

Please note that if you annuitize, your Contract Value will be converted to income payments and you may no longer withdraw money at will from your Contract. All optional benefits terminate when you begin taking income payments.

Contract Features

Accessing your money. Until you annuitize, you have full access to your money. You can choose to withdraw your Contract Value at any time (although if you withdraw early, you may have to pay a withdrawal charge, a contract maintenance charge, charges due under any optional endorsement, an Excess Interest Adjustment, and/or taxes, including tax penalties). Certain withdrawals could substantially reduce or even terminate the benefits available under the Contract.

Tax treatment. Your Premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your Contract, such as when (1) you make a withdrawal; (2) you receive an income payment from the Contract; or (3) upon payment of a death benefit.

Death benefit. Your Contract includes a Death Benefit that will pay your designated Beneficiaries the Contract Value on the date we receive all required documentation from your Beneficiary.

Rebalancing. At no additional charge, you can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages. Certain restrictions apply.

Dollar Cost Averaging. Alternately, at no additional charge, you may select either (i) Dollar Cost Averaging, which automatically transfers a dollar amount or percentage of money periodically from the one-year Fixed Account Option or any of the Investment

Divisions into the Investment Divisions and other Fixed Account Options, or (ii) Dollar Cost Averaging Plus (DCA+), which automatically transfers a dollar amount or percentage of money periodically from the DCA+ Fixed Account Option to Investment Divisions or other Fixed Account Options. Certain restrictions apply.

Earnings Sweep. At no additional charge, you can choose to move your earnings from the one-year Fixed Account Option, if currently available, and the JNL/Dreyfus Government Money Market Investment Division. Restrictions apply.

Capital Protection Program. At no additional charge, you can elect to have us allocate enough of your Premium to the Fixed Account Option you select at issue to assure that the amount so allocated will equal, at the end of a selected period, your total original Premium paid. Restrictions apply.

Contract Adjustments
Excess Interest Adjustment: An Excess Interest Adjustment ("EIA") may apply to amounts withdrawn, transferred or annuitized from the Fixed Account during a Fixed Account Option term. The Excess Interest Adjustment reflects changes in the level of interest rates since the Issue Date. Excess Interest Adjustments protect the Company from risks related to the value of the fixed investment instruments supporting the Contract guarantees if amounts are withdrawn prematurely. The Excess Interest Adjustment shifts the risk from the Company to you. The application of an Excess Interest Adjustment could result in a reduction in the amount you receive from a withdrawal, and in extreme circumstances, such losses could be as high as 12.5% of your investment. An Excess Interest Adjustment could also increase the amount you receive from a withdrawal in certain market conditions. An Excess Interest Adjustment will not otherwise affect the values under your Contract.

There is no Excess Interest Adjustment on: amounts taken from the one-year Fixed Account Option; death benefit payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; free withdrawals;amounts removed from any Fixed Account Option on the Latest Income Date and amounts removed from any Fixed Account Option in the 30-day period following the end of a Fixed Account Option term. In no event will the amount of a total withdrawal, transfer or annuitization from the Fixed Account Options be less than the Fixed Account Minimum Value. In the case of a withdrawal or transfer from a Fixed Account Option, the amount withdrawn or transferred will have been credited with interest at a rate at least equal to the Fixed Account minimum interest rate, even if subject to an Excess Interest Adjustment that otherwise would have reduced it below that rate.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES, EXPENSES, AND ADJUSTMENTS			LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your Contract within 5 Complete Years following your last Premium payment, you will be assessed a withdrawal charge. The maximum withdrawal charge is 6.5% of the Remaining Premium withdrawn during the first Completed Year. For example, if you make an early withdrawal within the first Completed Year, you could pay a withdrawal charge of up to $6,500 on a $100,000 investment. The withdrawal charge then declines by 1% or 0.5% per year for each additional Completed Year, until the end of the fifth Completed Year, after which no charge is made.

In addition, if all or a portion of Contract Value is removed from a Fixed Account Option before the end of the Fixed Account Option term, we will apply an Excess Interest Adjustment, which may be negative. The Excess Interest Adjustment applies to partial or total withdrawals or transfers from a Fixed Account Option prior to the end of the specified Fixed Account Option term. You could lose up to 100% of any credited interest due to this Excess Interest Adjustment Adjustment. However, a negative Excess Interest Adjustment will never cause you to lose any of your original investment. For example, if you allocate $100,000 to a 3-year Fixed Account Option, and earn 2.5% interest annually, after one year your investment has grown to $102,500. If you then withdraw the entire amount after only one year, you could lose up to $2,500 of your credited interest. This loss will be greater if you also have to pay a Withdrawal Charge, taxes, and tax penalties.
				Charges and Adjustments- Transaction Expenses: Withdrawal Charge Contract Adjustments- Excess Interest Adjustment
Are There Transaction Charges?
Yes. In addition to withdrawal charges, you also may be charged for other transactions, such as when you transfer cash value between investment options more than 25 times a year, or if you request expedited delivery or wire transfer of funds.
				Charges and Adjustments- Transaction Expenses
Are There Ongoing Fees and Expenses? (annual charges)
Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected.
				Charges and Adjustments- Optional Benefit Expenses
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract[1]	1.02%	1.02%	Charges and Adjustments- Annual Contract Expenses: Mortality and Expense Risk Charge
	2. Fund fees and expenses[2]	0.52%	2.38%	Charges and Adjustments- Fund Expenses
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.25%	0.25%	Charges and Adjustments- Optional Benefit Expenses

1.As a percentage of average daily Contract Value of the Investment Divisions.
2.As a percentage of average Fund net assets.
3.The minimum and maximum fees reflect an annualized percentage of average daily account value of Investment Divisions.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender (withdrawal) charges and negative Contract Adjustments that substantially increase costs.

	LOWEST ANNUAL COST: $1,451	HIGHEST ANNUAL COST: $3,117

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No optional benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

	RISKS		Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.		Principal Risks
Is this a Short-Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
Withdrawal charges apply for up to 5 years following your last Premium payment. They will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon.
Principal Risks
What Are the Risks Associated with the Investment Options?
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. Each investment option (Investment Divisions and Fixed Account Options) has its own unique risks. Early withdrawals from a Fixed Account Option may be subject to an Excess Interest Adjustment. You should review the investment options before making an investment decision.
Principal Risks
What Are the Risks Related to the Insurance Company?
Any obligations (including under the Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. More information about Jackson is available upon request by visiting our website at www.jackson.com or by calling 1-800-644-4565.
Principal Risks

RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes.

Premium Payments.
•The minimum initial Premium payment must be at least $5,000 for a non-qualified plan Contract, or $2,000 for a qualified plan Contract.
•The minimum subsequent Premium payment must be at least $500 ($50 for an automatic payment plan).
•The maximum aggregate Premium payments you may make without our prior approval is $2.5 million.
•There is a minimum allocation requirement of $100.
•We reserve the right, in our discretion, to limit, restrict, suspend or reject any or all initial or subsequent Premium payments and to limit the amount, frequency or timing of Premium payments, at any time on a non-discriminatory basis.

Transfers.
•We reserve the right to charge $25 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Contract Year.

Investment Restrictions

•Jackson may remove or substitute Funds as investment options available under the Contract, and may limit or suspend availability of the Fixed Account Options.
Purchases Principal Risks
Are There any Restrictions on Contract Benefits?
Yes. Certain benefits may limit withdrawals or other rights under the Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal. An optional benefit’s availability may vary by state or date of purchase. We may modify or discontinue an optional benefit at any time.
Benefits Available Under the Contracts
TAXES
What Are the Contract's Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes
CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?	Your financial professional or other investment professionals may receive compensation for selling this Contract to you in the form of commissions, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.	Distribution of Contracts
Should I Exchange My Contract?	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing Contract.	Non-Qualified Contracts - 1035 Exchanges

FEES, EXPENSES, AND ADJUSTMENTS TABLES

The following tables describe the fees, expenses, and adjustments that you will pay when purchasing, owning, and making partial or total withdrawals from an Investment Option or from the Contract. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected.

Fees and expenses also may apply after the Income Date. For more information, please see “Commutation Fee” on page 20, and “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 31.

The first table (and footnote) describes the fees and expenses that you will pay at the time that you purchase the Contract, take withdrawals from an Investment Option or from the Contract, or transfer Contract Value between Investment Options. State premium taxes may also be deducted.

Transaction Expenses

Withdrawal Charge (as a percentage of Remaining Premium)
Completed Years Since Receipt Of Premium	0-1	1-2	2-3	3-4	4-5	5+
Withdrawal Charge	6.5%	6.0%	5.0%	4.0%	3.0%	0.0%

Transfer Charge (per transfer after 25 in a Contract Year)		$25
Premium Taxes (Percentage of each Premium)[1]	Minimum	0.0%
	Maximum	3.5%
Expedited Delivery Charge[2]	Highest Current Charge	$38
Wire Transfers (for withdrawals)[3]	Highest Current Charge	$25

1. Premium taxes generally range from 0.0% to 3.5% and vary by state.

2. We pass the current charges for requested expedited delivery services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. Between Monday and Friday, the current Expedited Delivery Charge is $23. On Saturday, the current Expedited Delivery Charge is $38.

3. We pass the current charges for requested wire transfer services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. Currently, standard wire fees are $20, and international wire fees are $25.

Adjustments

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Index Account Option or from the Contract before the expiration of a specified period.

Adjustments	Maximum Adjustment
Excess Interest Adjustment Maximum Potential Loss[1] (as a percentage of investment)	12.5%
1. An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from the Fixed Account prior to the end of the selected Fixed Account Option period. For more information, please see "Excess Interest Adjustment" beginning on page 22.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Administrative Charges	Maximum Charge
Annual Contract Maintenance Charge[1]	$50
Base Contract Charges (% of average daily account value of Investment Divisions)	Maximum Charge
Mortality and Expense Risk Charge	0.85%
Administration Charge[2]	0.15%

1. This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from allocations to the Investment Divisions and the Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

2. This charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated as of that date.

Optional Benefit Charges
Optional Benefit Charges (% of average daily account value of Investment Divisions)	Maximum Charge
Liquidity Option	0.25%

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the Funds and may be higher or lower in the future. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A.

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from the Fund assets, including management and administration fees, distribution and/or service (12b-1) fees, and other expenses as of December 31, 2025.	0.52%	2.38%

EXAMPLE

The table below is intended to help you compare the cost of investing in the Investment Divisions with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual Contract expenses and annual Fund expenses.

The Example assumes all Contract Value is allocated to the Investment Divisions. The Example does not reflect any Contract Adjustment. Your costs could differ from those shown below if you invest in Fixed Account Options.

The Example assumes that you invest $100,000 in the Investment Divisions for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you take a total withdrawal of your Contract Value at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not take a total withdrawal of your Contract Value
1 Year	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$9,927	$15,447	$20,693	$39,061	$9,927	$11,173	$18,876	$39,061	$3,675	$11,173	$18,876	$39,061

*Withdrawal charges apply to annuitizations occurring within one year of the Contract’s Issue Date.

The example does not represent past or future expenses. Your actual costs may be higher or lower.

PRINCIPAL RISKS

This section is intended to summarize the principal risks of investing in the Contract. Additional risks and details regarding various risks and benefits of investing in the Contract are described in the relevant sections of the prospectus and SAI.

Risk of Loss. You can lose money by investing in the Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.

Risks Associated with Variable Investment Options. You bear all the investment risk for amounts allocated to one or more of the Investment Divisions, which invest in underlying Funds. If the Investment Divisions you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the Funds in which your Investment Divisions invest. We do not guarantee the investment results of any Fund. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected underlying Fund(s), each of which has its own unique risks. You should review the Funds before making an investment decision.

Short-Term Investment Risk. The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.

Liquidity and Early Withdrawal Risk. This Contract is designed as a long-term investment for retirement or other long-term financial goals. If you withdraw money from your Contract within the first 5 Complete Years after making a Premium payment, you will be assessed withdrawal charges that will reduce the value of your investment. In addition, if you withdraw amounts from the Fixed Account before the end of your selected Fixed Account Option term, we will apply an Excess Interest Adjustment, which, if negative, could result in a loss of up to 12.5% of the amount withdrawn. If you need to make early or excess withdrawals, they could substantially reduce or even terminate the benefits available under the Contract. There may be adverse tax consequences if you make early withdrawals under the Contract.

Insurance Company Risks. An investment in the Contract is subject to the risks related to us, Jackson. Any obligations (including those of the Fixed Account), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. If Jackson experiences financial distress, it may not be able to meet its obligations to you.

Investment Restrictions. We reserve the right to limit transfers, and there is a $25 charge per transfer when you transfer your Contract Value between the investment options more than 25 times in a Contract Year. We also reserve the right to terminate certain Contract features such as the Dollar Cost Averaging, Dollar Cost Averaging Plus (DCA+), Earnings Sweep, Rebalancing programs and/or optional benefits.

We may impose limits on the minimum and maximum amounts that you may invest or other transaction limits that may limit your use of the Contract.

In addition, we reserve the right to remove Investment Divisions or substitute Funds as investment options that are available under the Contract.

Premium Payment Risk. Your ability to make additional Premium payments may be restricted under the Contract, depending on the version of the Contract that you own, the optional benefits that you have elected, and other factors. The maximum aggregate Premiums you may make without our prior approval is $2.5 million. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.

Fees and Charges. Deduction of Contract fees and charges (including withdrawal charges), negative Contract Adjustments, and optional benefit fees, may result in loss of principal. We reserve the right to increase the fees and charges under the Contract and optional benefits up to the maximum guaranteed fees and charges stated in your Contract or optional benefit endorsement and disclosed in the fee tables.

Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The applicable tax rules can differ, depending on the type of Contract, whether non-qualified, traditional IRA, Roth IRA or qualified plan. We cannot provide detailed information on all tax aspects of the Contracts. Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect Contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a Contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.

Optional Benefits. You may never need or use certain features provided by the Contract. In that case, you may pay for a feature for which you never realize any benefits.
You may die before you are able to access certain benefits under the Contract. Alternatively, you may not live long enough to receive enough benefit from the optional benefits to exceed the amount of the fees you pay for those benefits.

The Investment Divisions may perform well enough that you may not need the guarantee that may otherwise be provided by the Contract or by one of the Contract’s optional benefits available for an additional charge.

Conditions to Contract Benefits. Certain benefits under the Contract are contingent on several conditions being met. If those conditions are not met, you may not realize a benefit from the Contract or optional benefit for which you have been charged a fee.

Alternatives to the Contract. Other contracts or investments may provide more favorable returns or benefits than the Contract.

Potentially Harmful Transfer Activity. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the

Investment Divisions. (See “Transfers and Frequent Transfer Restrictions—Restrictions on Transfers: Market Timing” for more information.) We cannot guarantee that these policies and procedures will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other Owners.

Fixed Account Option Rates. The rates we declare for the Fixed Account Options may be lower than you would find acceptable.

Business Continuity and Cybersecurity Risk. We and our service providers and business partners are subject to certain risks, including those resulting from information system failures, cybersecurity incidents, public heath crises such as the coronavirus (COVID-19) pandemic, and other disaster events. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers. These risks include, among other things, the theft, misuse, corruption and destruction of electronic information, interference with or denial of service, attacks on systems or websites, and other operational disruptions that could severely impede our ability to conduct our business or administer the Contract.
Such events could also adversely affect us by resulting in regulatory fines, litigation, financial losses, and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is also possible that a cybersecurity incident could persist for an extended period of time without detection.
Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and Jackson are incorporated by reference in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson that are included should be considered only as bearing upon the company’s ability to meet its contractual obligations under the Contracts. Jackson’s financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Customer Care Center. Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 85.

Your Contract Value may be allocated to

• our Fixed Account, in which amounts earn a declared rate of interest for a certain period, as may be made available, or otherwise limited by us, and

• the Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

•the accumulation phase, the potential growth phase of your investment when you make Premium payments to us, and

•the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract. In general, joint Owners jointly exercise all the rights under the Contract. In some cases, such as telephone and internet transactions, joint Owners may authorize each joint Owner to act individually. On jointly owned Contracts, correspondence and required documents will be sent to the address of record of the primary Owner.

You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. Please contact our Customer Care Center for help and more information.

The Contracts are flexible Premium variable and fixed deferred annuities and may be issued as either an individual or a group contract. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company. In those states where Contracts are issued as group contracts, references throughout the prospectus to “Contract(s)” shall also mean “certificate(s).”

JACKSON

The obligations under the Contract (including Fixed Account obligations, death benefits, living benefits, or other benefits available under the Contract) are obligations of Jackson and are subject to Jackson’s claims-paying ability and financial strength. Jackson’s principal business address is 1 Corporate Way, Lansing, Michigan 48951.

We do not file periodic reports, in reliance on Rule 12h-7 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), which exempts certain issuers of securities that are subject to insurance regulations from filing periodic reports pursuant to Section 15(d) of the Exchange Act.

THE FIXED ACCOUNT

Contract Value allocated to the Fixed Account will be placed with other assets in our General Account. Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company’s creditors. Investors are looking to the financial strength of the insurance company for its obligations under the Contract. The Fixed Account is not registered with the SEC, and the SEC does not review the information we provide to you about it. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Both the availability of, and transfers into and out of, the Fixed Account (which consists of the Fixed Account Options) may be subject to contractual and administrative requirements. For more information, please see the application, check with the financial professional helping you to purchase the Contract, or contact us at our Customer Care Center.

The Fixed Account Options are not available on Contracts with the optional Liquidity Option.

Fixed Account Options. Each Fixed Account Option credits interest to your Contract Value in the Fixed Account for a specified period that you select, subject to availability (currently, five and seven year periods are available, but we also may make available one and three year periods), so long as the Contract Value in that Fixed Account Option is not withdrawn, transferred, or annuitized until the end of the specified period. We reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account Options. You may not elect any Fixed Account Option that extends beyond the Income Date, other than the one-year option except as described herein under “End of Fixed Account Option Periods”; and election of any option will not extend the Income Date. Rather, commencing on the Income Date, we will cease to credit interest under any Fixed Account Option that has not yet reached the end of its term.

Information regarding the features of the Fixed Account Option(s), including (i) name, (ii) term, and (iii) minimum guaranteed interest rates are available in Appendix A: Investment Options Available Under the Contract.

Rates of Interest We Credit. These Contracts guarantee a Fixed Account minimum interest rate that applies to every Fixed Account Option under any Contract, regardless of the term of that option. The Fixed Account minimum interest rate guaranteed by the Contracts at least equals the minimum rate prescribed by the applicable state nonforfeiture law in each state where the Contracts are sold. In addition, we establish a declared rate of interest (“base interest rate”) at the time you allocate any Premium payment or other Contract Value to a Fixed Account Option, and that base interest rate will remain in effect for the entire term of the Fixed Account Option that you select for that allocation. To the extent that the base interest rate that we establish for any allocation is higher than the Fixed Account minimum interest rate, we will credit that allocation with the higher base interest rate. Thus, the declared base interest rate could be greater than the guaranteed Fixed Account minimum interest rate specified in your Contract, but will never cause you to be credited with less than the currently applicable Fixed Account minimum interest rate. Subject to the Fixed Account minimum interest rate, we may declare different base interest rates at different times, although any new base interest rate Jackson declares for a Fixed Account Option will apply only to Premiums or other amounts allocated to that Fixed Account Option after the new rate goes into effect.

The Fixed Account minimum interest rate will be a rate, credited daily, that will be reset every January pursuant to a formula that is prescribed under applicable state nonforfeiture laws and that is set forth in the Contracts. Specifically, the Fixed Account minimum interest rate will be reset each January to equal the average of the daily five-year Constant Maturity Treasury Rates reported by the Federal Reserve for the preceding October (rounded to the nearest 1/20 of a percent), less 1.25%, provided further that the Fixed Account minimum interest rate will never be less than 1% or more than 3%. As noted above, these limits are prescribed by state nonforfeiture laws and set forth in the Contracts . This means that the Fixed Account minimum interest rate applicable to your Contract will in no case ever exceed a maximum of 3%. Your Contract’s initial Fixed Account minimum interest rate will be stated in your Contract, and will be the rate that is in effect on the Contract’s Issue Date pursuant to the foregoing formula. Thereafter, on the Contract Monthly Anniversary for each January, the Fixed Account minimum interest rate will be reset in accordance with the above formula. (The Contract Monthly Anniversary for any January is the Contract Monthly Anniversary that falls within that month). If you allocate a Premium payment or other Contract Value to a Fixed Account Option, the Fixed Account minimum interest rate in effect at the time of the allocation would initially apply to that allocation. Subsequent resets of the Fixed Account minimum interest rate on each January Contract Monthly Anniversary could change the amount of interest you would thereafter earn on that allocation. Thus, if the new Fixed Account minimum interest rate is higher than the rate previously being credited to your allocation to a Fixed Account Option, the interest rate being credited would increase to that new higher rate. On the other hand, if the new Fixed Account minimum interest rate is lower than the rate being credited to your allocation, the interest rate being credited would decrease to that lower rate, but never below the base interest rate, defined below. We will advise you of any new Fixed Account minimum interest rate in the fourth quarter report for the calendar year preceding the January Contract Monthly Anniversary on which the change occurs. The current Fixed Account minimum interest rate is equal to the current minimum non-forfeiture rate of 2.40%.

For the most current information about applicable interest rates, you may contact your financial professional or (at the address and phone number on the cover page of this prospectus) our Customer Care Center.

Excess Interest Adjustment. An Excess Interest Adjustment may apply to amounts withdrawn, or transferred from a Fixed Account Option prior to the end of the specified period. You could lose a significant amount of money due to this Excess Interest Adjustment, if negative. The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period. Excess Interest Adjustments protect the Company from risks related to the value of the fixed investment instruments supporting the Contract guarantees if amounts are withdrawn prematurely. The Excess Interest Adjustment shifts the risk from the Company to you. The application of an Excess Interest Adjustment could result in a reduction in the amount you receive from a withdrawal, and in extreme circumstances, such losses could be as high as 12.5% of your investment. An Excess Interest Adjustment could also increase the amount you receive from a withdrawal in certain market conditions. An Excess Interest Adjustment will not otherwise affect the values under your Contract.

There is no Excess Interest Adjustment on: amounts taken from the one-year Fixed Account Option; death benefit payments; annuitizations; amounts withdrawn on the Latest Income Date (the Contract Anniversary on or next following your 95 th birthday under a non-qualified Contract, or such earlier date as required by the applicable qualified plan, law, or regulation); amounts withdrawn for Contract charges; and free withdrawals. In no event will a total withdrawal, or transfer from the Fixed Account Options be less than the Fixed Account minimum value. The Fixed Account minimum value at least equals the minimum value prescribed by the applicable nonforfeiture law in each state where the Contracts are sold. The Fixed Amount minimum value for any Fixed Account Option is Premium (net of any applicable Premium tax) and transfers allocated to the Fixed Account Option, less transfers, withdrawals, and charges, including withdrawal charges, from the Fixed Account Option, accumulated at the Fixed Account minimum interest rate, less any recapture charges or tax due. In the case of a partial withdrawal or transfer from a Fixed Account Option, your Contract will have been credited with interest on the amount withdrawn or transferred at a rate at least equal to the Fixed Account minimum interest rate, even if subject to an Excess Interest Adjustment that otherwise would have reduced it below that rate.

For more information on Excess Interest Adjustments, please see “Excess Interest Adjustment” beginning on page 22.

End of Fixed Account Option Periods. Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account Option, and there will not be an Excess Interest Adjustment, if otherwise applicable. (There is no Excess Interest Adjustment on amounts taken from the one-year Fixed Account Option at any time.) If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account Option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. If the specified period of the same duration that has ended is no longer available, we will use the shortest period that is then available. If such new Fixed Account Option would extend beyond the Income Date, we will use the longest available Fixed Account Option that does not extend beyond the Income Date; or (if no such period is available) we will credit interest at the current interest rate under the shortest available Fixed Account Option up to the Income Date.

Additional Information Concerning the One-Year Fixed Account Option. The one-year Fixed Account Option is not currently available. If we make it available in the future, the following provisions will apply. Transfer restrictions may be imposed limiting your ability to make transfers out of this option for at least three years, as further described below.

If you allocate Premiums to the one-year Fixed Account Option, we may require that the amount in the one-year Fixed Account Option be automatically transferred on a monthly basis in installments to your choice of Investment Division within 12 months of the date we received the Premium, so that at the end of the period, all amounts in the one-year Fixed Account Option will have been transferred. The amount will be determined based on the amount allocated to the one-year Fixed Account Option and the base interest rate. Charges, withdrawals and additional transfers taken from the one-year Fixed Account Option will shorten the length of time it takes to deplete the account balance. These automatic transfers will not count against the 25 free transfers in a Contract Year or any maximum on amounts transferable from the one-year Fixed Account Option that we may impose as described in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” later in this prospectus.

Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account Option as funds are automatically transferred into your choice of Investment Divisions. However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate (or, if applicable, the Fixed Account minimum interest rate), as the applicable rate will be applied to a declining balance in the one-year Fixed Account Option.

Please also refer to “Transfers and Frequent Transfer Restrictions” beginning on page 27 for information about certain restrictions, limits and requirements that may apply (or may in the future apply) to transfers to or from the Fixed Account Options. In particular, we describe certain additional restrictions that may apply with respect to transfers from the one-year Fixed Account Option, including the possibility that you might not be able to transfer all of your Contract Value out of the one-year Fixed Account Option for at least three years. Please note, the interest rate that is in effect when these restrictions are imposed will only apply for the remainder of the one–year Fixed Account Option period, and the interest rates credited thereafter for the remainder of the period the restrictions are in effect may be lower or higher. Accordingly, before allocating any Premium payments or other Contract Value to the one year Fixed Account Option, you should consider carefully the conditions we may impose upon your use of that option.

The DCA+ Fixed Account Option, if available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed

Account Options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option. DCA+ Fixed Account Option is only available for new Premiums. The DCA+ Fixed Account Option is not available if you select the Liquidity Option. We provide more information about Dollar Cost Averaging, including DCA+, under “Other Information” later in this prospectus.

THE SEPARATE ACCOUNT

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a Separate Account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

We have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act (CEA) with respect to the Separate Account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the Separate Account.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS AND FUNDS

Your Contract Value may be allocated to no more than 99 Investment Divisions and Fixed Account Options at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account Options. However, this is not guaranteed. It is possible for you to lose your Contract Value allocated to any of the Investment Divisions. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

This prospectus describes the Investment Divisions that we currently offer under the Contract. Certain broker-dealers selling the Contracts may limit the Investment Divisions that are available to their customers. Please contact your financial professional for a list of Investment Divisions currently available through your broker-dealer. Investment Divisions that are not available through your broker-dealer may be available through other broker-dealers, but to access them you may need to terminate your relationship with your broker-dealer and provide us with satisfactory evidence of termination. Please consider these potential limitations before purchasing the Contract.

The underlying Funds, along with their respective type, investment adviser (and any sub-adviser(s)), current expenses, and performance are listed in Appendix A. More detailed information about the Funds is available in the prospectus for the JNL Series Trust, which may be amended from time to time. The summary prospectuses for the Funds and prospectus for the JNL Series Trust may also be obtained at no charge by calling 1-800-644-4565 (Customer Care Center), by writing P.O. Box 24068, Lansing, Michigan 48909-4068, by visiting www.jackson.com, or by sending an email request to ProspectusRequest@jackson.com. Additional Funds and Investment Divisions may be available in the future.

Certain Funds in which the Investment Divisions invest are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the summary prospectuses for the Funds and/or the prospectus for the JNL Series Trust for more information.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund’s investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar Funds will be comparable even though the Funds have the same investment sub-advisers. The Funds described are available only through variable annuity contracts issued by Jackson. They are NOT offered or made available to the general public directly.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

All of the Funds are managed and administered by Jackson National Asset Management, LLC (“JNAM”), an affiliate of Jackson. For certain Funds, JNAM has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to provide certain investment advisory services to the Funds. Among other responsibilities, JNAM oversees the activities of the sub-advisers with respect to such Funds and is responsible for evaluating the services of those sub-advisers. In addition, for the Funds of Funds and feeder funds, JNAM implements the investment program by, among other things, selecting the respective Underlying Funds, ETFs and master funds.

We generally select the Funds to provide a range of investment options for persons invested in the Contracts from conservative to more aggressive investment strategies. In addition, we may consider the potential risk to us of offering a Fund in light of the benefits provided by the Contract. We and our affiliates receive payments or compensation from the Funds or their service providers in connection with management, administration, distribution, and other services we and our affiliates provide with respect to the Funds. These payments to Jackson and our affiliates may be a factor we consider in our selection of the Funds.

Subject to any applicable legal requirements, selection of the Funds is solely within our discretion, based on the foregoing or other considerations.

We do not provide investment advice, and we do not recommend or endorse any particular Investment Division or Fund. You bear the risk of any decline in your Contract Value resulting from the performance of the Investment Divisions you have chosen.

You should read the summary prospectuses for the Funds and/or the prospectus for the JNL Series Trust carefully before investing.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

BENEFITS AVAILABLE UNDER THE CONTRACTS

The following tables summarize information about the benefits available under the Contract.

Basic Death Benefit (automatically included with the Contract).

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Basic Death Benefit	Guarantees your Beneficiaries will receive a benefit at least equal to your Contract Value.	No additional charge	•Withdrawals could significantly reduce the benefit. •Benefit terminates on annuitization.

Optional Living Benefits Available For a Fee.

Availability of all optional living benefits are subject to age limitations and other eligibility conditions.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Liquidity Option	If you elect this Option, you will not pay a withdrawal charge when you make a partial or full withdrawal. This option removes the five year withdrawal charge schedule that would otherwise apply. Best if you anticipate taking or needing to take a large withdrawal that would otherwise be subject to charges under the five year withdrawal charge schedule imposed on each Premium payment.	0.25% (as an annualized percentage of the average daily Contract Value in the Investment Divisions)	•Charges are deducted daily as part of the calculation of the value of the Accumulation Units. •The Capital Protection Program is not available on Contracts with the Liquidity Option.

Other Optional Benefits Included With All Contracts At No Additional Cost.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Rebalancing	Automatically reallocates your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages.	None	•Rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and we impose any transfer restrictions or requirements on the one-year Fixed Account Option.
Dollar Cost Averaging	Automatically transfers a dollar amount or percentage of money periodically from the one-year Fixed Account Option or any of the Investment Divisions into the Investment Divisions and other Fixed Account Options.	None
•Restrictions may apply if we impose any transfer restrictions on the one-year Fixed Account Option You may cancel your Dollar Cost Averaging program using whatever methods you use to change your allocation instructions.

Dollar Cost Averaging Plus (DCA+)	If available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with systematic transfers from the DCA+ Fixed Account Option to one or more of the Investment Divisions or other Fixed Account Options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option.	None
•Restrictions may apply if we impose any transfer restrictions on the one-year Fixed Account Option.
•The DCA+ Fixed Account Option is only available for new Premiums.
•A Contract Value of $15,000 is required to participate.

Earnings Sweep
Allows you to choose to move your earnings from the source accounts (only applicable from the one-year Fixed Account Option, if currently available, and the JNL/Dreyfus Government Money Market Investment Division).
		None	•May only be added within 30 days of the issue date of your Contract. •You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions.
Capital Protection Program
Allocates enough of your Premium to the Fixed Account Option you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original Premium paid. You may allocate the rest of your Premium to any Investment Division(s).
None
•If any part of the Fixed Account value is withdrawn or transferred before the end of the selected period, the value at the end of that period will not equal the original Premium.
•This program is available only if Fixed Account Options are available.
•Only available at issue.

CHARGES AND ADJUSTMENTS

There are charges and adjustments associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. These charges may be a lesser amount where required by state law or as described below, but will not be increased. Charges for an optional benefit are deducted only if you elect the optional benefit. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

TRANSACTION EXPENSES

Withdrawal Charge (not applicable for Contracts with the Liquidity Option). At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

•Premiums that are no longer subject to a withdrawal charge (Premiums in your annuity for at least five years without being withdrawn),

•earnings (excess of your Contract Value allocated to the Investment Divisions and the Fixed Account over your Remaining Premiums allocated to those accounts), and

•the free withdrawal amount. The free withdrawal is equal to 10% of Remaining Premium during each Contract Year that would otherwise incur a withdrawal charge, minus earnings. The free withdrawal may be taken once or in segments throughout the Contract Year. Any amount withdrawn to satisfy a required minimum distribution reduces the amount of available free withdrawal.

We will deduct a withdrawal charge on:

•withdrawals in excess of the free withdrawal amount (the withdrawal charge is imposed only on the excess amount above the free withdrawal amount),

•withdrawals under a Contract that exceed its required minimum distribution under the Internal Revenue Code (the entire amount withdrawn to fulfill your withdrawal request, including amounts necessary to pay withdrawal charges, will be subject to the withdrawal charge),

•amounts withdrawn in a full withdrawal, including amounts necessary to pay withdrawal charges, and

•amounts applied to income payments on an Income Date that is within one year of the Issue Date.

The amount of the withdrawal charge deducted varies according to the following schedule and is based on Completed Years following each Premium (state variations may apply):

Withdrawal Charge (as a percentage of Remaining Premium):

Completed Years since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5+
	6.5%	6.0%	5.0%	4.0%	3.0%	0%

Upon a partial or full withdrawal, the withdrawal charge percentage will be the lesser of the withdrawal charge percentage indicated above, or the maximum withdrawal charge percentage listed below. In either case, the withdrawal charge percentage will decrease with each year until no longer applicable.

Beginning on the Contract Anniversary on or After the Owner Attains the Age of:	Maximum Withdrawal Charge Percentage
88	5.50%
89	4.50%
90	3.75%
91	2.75%
92	1.75%
93	0.75%
94+	0.00%

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings (which may be withdrawn free of any withdrawal charge), and then from the oldest Remaining Premium. If you request a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on Remaining Premium in the Contract immediately prior to the withdrawal. Please note, any free withdrawal taken reduces Contract Value but does not reduce Remaining Premium. As a result, if you take a full withdrawal, you may incur a withdrawal charge on all Remaining Premium that was not previously charged as a result of any free withdrawals you took prior to the full withdrawal.

You may request a partial withdrawal as either a gross amount withdrawal or a net amount withdrawal. Your selection will have an impact on both the amount you receive and the amount of the withdrawal charge assessed on your partial withdrawal.

If you elect to receive a gross amount withdrawal, your Contract Value will be reduced by your requested withdrawal amount. Any applicable charges and adjustments, including withdrawal charges and taxes will be applied to your requested withdrawal amount and the remaining amount after deductions will be distributed to you. Therefore, you may receive less than the dollar amount you specified in your withdrawal request. If you elect to receive a net amount withdrawal, your Contract Value will be reduced by your requested withdrawal amount plus the amount needed to cover any applicable charges and adjustments, including withdrawal charges and taxes withheld. Therefore, you will receive exactly the amount specified in your withdrawal request, but your Contract Value may be reduced by more than the amount of that request. In each case, withdrawal charges, if any, will be assessed against the amount by which your Remaining Premium is reduced (excluding any amount for which the Contract expressly provides for waived or no withdrawal charges). A partial withdrawal will reduce Remaining Premium by the amount of Premium withdrawn that incurs a withdrawal charge (inclusive of the withdrawal charge amount) plus the amount of Premium withdrawn that is no longer subject to a withdrawal charge.

Note: Withdrawals under a non-qualified Contract will be taxable on an “income first” basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any amounts paid out as:

•income payments during your Contract’s income phase (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);

•death benefits; or

•withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution, then the entire amount withdrawn to fulfill your withdrawal request will be subject to the withdrawal charge).

We may reduce or waive the withdrawal charge when the Contract is purchased by employees, agents and financial professionals of the Company or its affiliates. These transactions will be conducted in a non-discriminatory manner and under circumstances that reduce our sales expenses.

Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump-sum payment (see “Income Options”), the amount received will be reduced by (a) minus (b) where:

(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

The Commutation Fee compensates us for administrative costs and expenses associated with commuting the annuity payments and determining the amount to be paid.

Transfer Charge. We deduct $25 for each transfer in excess of 25 in a Contract Year. For this purpose, all transfers that are processed on the same Business Day will be considered as one transfer. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. The charge compensates us for the administrative cost associated with the transfers. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require, and we will charge a lesser fee where required by state law. Transfers made in connection with Investment Divisions under the Guidance Model Portfolios are treated the same as other transfers with respect to the charges and waivers described above. For information on the Dollar Cost Averaging, Earnings Sweep and Rebalancing programs please see the applicable section under “OTHER INFORMATION” beginning on page 40.

Expedited Delivery Charge. When you request expedited delivery of any withdrawal amounts, there are additional charges assessed for this service. We pass the current charges for requested expedited delivery services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. The current charge for standard overnight delivery is $23. The current charge for overnight delivery on Saturday is $38.

Wire Transfer Charge. We pass the current charges for requested wire transfer services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. We currently charge $20 for standard wire transfers and $25 for international wire transfers in connection with requested withdrawals.

Premium Taxes. Some states and other governmental entities charge Premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state Premium tax, if any, will vary from state to state). Premium tax is currently not charged back to the Contract, however, the Company reserves the right to deduct any amounts advanced to pay taxes from the Contract Value.

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

ANNUAL CONTRACT EXPENSES

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $50 annual contract maintenance charge on the Contract Anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and generally is taken from the Investment Divisions and the Fixed Account based on the proportion their respective value bears to the Contract Value. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

Mortality and Expense Risk Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 0.85% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

•to make income payments for the life of the Annuitant during the income phase; and

•to waive the withdrawal charge in the event of the Owner’s death.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

Administration Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

This charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated.

OPTIONAL BENEFIT EXPENSES

Liquidity Option Charge. If you select the Liquidity Option, which provides for no withdrawal charges, you will pay 0.25% on an annual basis of the average daily Contract Value in the Investment Divisions regardless of whether you take any withdrawals. Charges are deducted daily as part of the calculation of the value of the Accumulation Units. We stop deducting this charge on the date you annuitize.

CONTRACT ADJUSTMENTS

Excess Interest Adjustment. An Excess Interest Adjustment (“EIA”) may apply to amounts withdrawn, transferred, or annuitized from a Fixed Account Option prior to the end of the specified period. The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period. Excess Interest Adjustments protect the Company from risks related to the value of the fixed investment instruments supporting the Contract guarantees if amounts are withdrawn prematurely. The Excess Interest Adjustment shifts the risk from the Company to you.

In order to determine whether there will be an Excess Interest Adjustment, we first consider the base interest rate of the Fixed Account Option from which you are removing Contract Value as a withdrawal, transfer, or annuitization. As discussed in the section titled “The Fixed Account” beginning on page 21, in the subsection titled “Rates of Interest we Credit,” the base interest rate is a rate which we declare at the time you allocate any amount to a Fixed Account Option and which we credit to that Fixed Account Option if and when such base interest rate is higher than the Fixed Account minimum interest rate. The Excess Interest Adjustment is based on the relationship of the base interest rate on your Fixed Account Option to the current new business interest rate, which is a rate that we use solely for purposes of calculating the amount of any Excess Interest Adjustment. The current new business interest rate is 0.25% per annum greater than the base interest rate we are then offering for new allocations to Fixed Account Options with the same duration as your Fixed Account Option. If we are not offering that duration at the time of your withdrawal, transfer, or annuitization, we will estimate a base interest rate for that duration based on the closest durations that we are then offering.

If the base interest rate available for allocations into a new Fixed Account Option at the time of your withdrawal, transfer, or annuitization is higher than the base interest rate declared at the time of your allocation to a Fixed Account Option, a negative adjustment to the amount withdrawn, transferred or annuitized may apply, which would reduce the amount paid, transferred or annuitized. If the base interest rate available for allocations into a new Fixed Account Option at the time of withdrawal, transfer, or annuitization is lower than the base interest rate declared at the time of your allocation to a Fixed Account Option, a positive adjustment to the amount withdrawn, transferred or annuitized may apply, which would increase the amount paid, transferred or annuitized. There will be no Excess Interest Adjustment if the two rates are the same.

If the current new business interest rate is greater than the base interest rate for the Fixed Account Option from which the amount is removed, there will be no Excess Interest Adjustment if the difference between the two is less than 0.25%. This limitation avoids decreases in the amount paid, transferred, or annuitized in situations where the general level of interest rates has declined but the current new business interest rate nevertheless exceeds the base interest rate for your Fixed Account Option because of the additional 0.25% that is added when determining the current new business interest rate (as described above).

The application of an Excess Interest Adjustment could result in a reduction in the amount you receive from a withdrawal, and in extreme circumstances, such losses could be as high as 12.5% of your investment. The maximum loss would only occur if interest rates have risen dramatically between the date your Contract was issued and the time of your total withdrawal. An Excess

Interest Adjustment will not otherwise affect the values under your Contract. Please see the SAI for an illustration of how an MVA impacts your withdrawals and contract values.

There is no Excess Interest Adjustment on: amounts taken from the one-year Fixed Account Option; death benefit payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; free withdrawals; amounts removed from the GMAB Fixed Account Option; amounts removed from any Fixed Account Option on the Latest Income Date and amounts removed from any Fixed Account Option in the 30-day period following the end of a Fixed Account Option. In no event will the amount of a total withdrawal, transfer or annuitization from the Fixed Account Options be less than the Fixed Account Minimum Value. In the case of a withdrawal or transfer from a Fixed Account Option, the amount withdrawn or transferred will have been credited with interest at a rate at least equal to the Fixed Account minimum interest rate, even if subject to an Excess Interest Adjustment that otherwise would have reduced it below that rate.

The following example illustrates how the Fixed Account Minimum Value may affect an Excess Interest Adjustment on a total withdrawal. If you allocated your $10,000 initial Premium to the Fixed Account and your declared rate of interest was 3%, after one year (assuming no other transactions) your Contract Value in the Fixed Account would be $10,300. If the Fixed Account minimum interest rate was 1%, your Fixed Account Minimum Value would be $8,837.50. In this case, an Excess Interest Adjustment could not reduce the withdrawal by more than $1,462.50 (the difference between your Contract Value in the Fixed Account and the Fixed Account Minimum Value). For example, if you request a total withdrawal (gross amount of $10,300) and it is subject to a $1,000 negative Excess Interest Adjustment, the withdrawal amount would be adjusted to $9,300. However, if it were subject to a negative $1,500 Excess Interest Adjustment, the withdrawal would be adjusted to $8,837.50 (i.e. the Fixed Account Minimum Value), so that it does not invade the Fixed Account Minimum Value. Immediately after the latter withdrawal example, there will be no difference between your Contract Value in the Fixed Account and Fixed Account Minimum Value, and no negative Excess Interest Adjustments will apply on subsequent withdrawals until the Contract Value in the Fixed Account grows to be larger than the Fixed Account Minimum Value.

FUND EXPENSES

Fund fees and expenses are deducted from and paid out of the assets of the Funds. The value of the assets of the Investment Divisions will indirectly reflect the Funds’ total fees and expenses. The Funds’ total fees and expenses are not part of the Contract. They may vary in amount from year to year. The Funds' fees and expenses are described in the summary prospectus for each Fund.

DISTRIBUTION OF CONTRACTS

Jackson National Life Insurance Company (“Jackson”), located at 1 Corporate Way, Lansing, Michigan 48951, is the issuer for this Contract. Jackson National Life Distributors LLC (“JNLD”), located at 300 Innovation Drive, Franklin, Tennessee 37067, serves as the distributor of the Contracts. JNLD also serves as distributor of other variable insurance products issued by Jackson and its subsidiaries.

JNLD is a wholly owned subsidiary of Jackson. JNLD is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). For more information on broker-dealers and their registered representatives, you may use the FINRA BrokerCheck program via telephone (1-800-289-9999) or the Internet (http://brokercheck.finra.org).

The Contracts are offered to customers of various selling firms, broker-dealers and their affiliate insurance agencies (each a “Selling Firm,” collectively “Selling Firms”). No Selling Firm has any legal responsibility to pay amounts that are owed under the Contracts. The obligations and guarantees under the Contracts are the sole responsibility of Jackson. The Selling Firms are responsible for delivery of various related disclosure documents and the accuracy of their oral description and suitable recommendation of the purchase of the Contracts.

Commissions are paid to Selling Firms that are unaffiliated with us and sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any Premium payment. Where lower commissions are paid up front, trail commissions may also be paid. The Selling Firms determine the amount of the commission that will be paid to their registered representatives. The amounts paid may vary based upon the practices of each Selling Firm and may be withheld on certain transactions.

Under certain circumstances, JNLD and/or Jackson may make payments to Selling Firms in addition to commissions, in connection with the sale of Jackson and Jackson of NY variable insurance products. These payments and/or reimbursements are in recognition of marketing, distribution, and/or administrative support provided by the Selling Firm and may not be offered to all Selling Firms. The terms of these arrangements vary widely depending on, among other things, products offered; the level and type of marketing, distribution, and administrative support services provided; assets under management; the volume of sales; and the level of access we are provided to the registered representatives of the Selling Firm. Such payments may influence Selling Firms and/or their registered representatives to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation, FINRA rules of conduct, Securities and Exchange Commission rules, and Department of Labor (“DOL”) rules and regulations. While such compensation may be significant, it does not result in any additional direct charge by us to you beyond the standard contract charges.

Under these compensation structures, JNLD and/or Jackson may make marketing allowance payments, marketing support payments, and other administrative payments to the Selling Firms. Marketing allowance payments are payments that are designed as consideration for product placement and distribution, assets under management, and sales volume. Marketing allowance payments and marketing support payments are generally based on a fixed percentage of annual product sales and generally range from 10 to 50 basis points (0.10% to 0.50%). Other administrative payments are designed to support administrative services, distribution support, platform services and fees, or concierge services and generally range from 45 to 75 basis points (0.45% to 0.75%). Payments may also be based on a percentage of assets under management or paid as a specified dollar amount. Marketing support payments may be in the form of cash and/or non-cash compensation to or on behalf of Selling Firms and their registered representatives and are intended to provide us with exposure to registered representatives so that we may build relationships or educate them about product features and benefits. Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses); client and prospecting events; speaker fees; business development and educational enhancement items (such as software packages containing information for broker use, or prospecting lists); sponsorship payments for participation at conferences and meetings; and other support services, including payments to third-party vendors for such services. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to applicable laws and regulations including FINRA rules of conduct and DOL rules and regulations, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items, occasional meals, and entertainment. Registered representatives may qualify for different levels of sales and service support depending on the volume of business that they do with us.

We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract’s Core Contract Charge and other charges.

The alphabetical listing below details the 20 Selling Firms that received the largest amounts of marketing allowance payments and/or marketing support payments in 2025 from JNLD and/or Jackson in relation to the sale of Jackson and Jackson of NY variable insurance products. The total payments received by a Selling Firm is based on sales of all Jackson and Jackson of NY variable insurance products, thus a Selling Firm may appear on the list even if it is not receiving any payments with respect to sales of the Contracts. Payments to these firms ranged from approximately $442 thousand to approximately $22.2 million.

LPL Financial Corporation
Morgan Stanley Smith Barney, LLC
MML Investors Services / MSI Financial Services
Wells Fargo Advisors / Investments
Osaic (formerly Advisor Group)
UBS Financial Services, Inc.
Ameriprise
Raymond James & Associates, Inc.
Commonwealth Financial Network
Cetera Advisor Networks, LLC
Cambridge Investment
Park Avenue Securities
Stifel Nicolaus & Co., Inc.
State Farm
Lincoln Investment Planning
DPL (The Leader’s Group)
Cetera Advisors LLC
Centaurus Financial
Avantax (Formerly H.D. Vest Investment Securities, Inc.)
Transamerica Financial Services, Inc.

Please see Appendix C for a list of Selling Firms that received amounts of marketing allowance payments and/or marketing support payments in 2025 from JNLD and/or Jackson in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed and may involve substantial payments on a forward going basis.

Compensation is also paid to employees of JNLD and/or Jackson who are responsible for providing services to Selling Firms. These employees are generally referred to as “wholesalers” and may meet with Selling Firms and/or their registered representatives to provide training and sales support. The compensation paid to the wholesalers may vary based on a number of factors, including Premium payments; types of Contracts or add-on benefits (if any) sold by the Selling Firms that the wholesaler services; wholesaler performance; and overall company performance. The wholesaler may be required to achieve internally-assigned goals related to the same type of factors and may receive bonus payments for the achievement of individual and/or company-wide goals.

JNLD also has relationships with the sub-advisers to the various underlying Funds and their affiliates. JNLD receives payments from some sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which the sub-advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser’s participation. Our affiliated Selling Firms may have other relationships with the sub-advisers (apart from Jackson) including selling retail mutual funds managed or advised by certain sub-advisers.

All of the compensation described here, and other compensation or benefits provided by JNLD and/or Jackson or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can create a conflict of interest as it may influence your Selling Firm and registered representative to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the Selling Firm and registered representative. You may ask your registered representative about any variations and how he or she and his or her Selling Firm are compensated for selling the Contract.

We sell Jackson products for which Jackson National Asset Management (“JNAM”) is the advisor. JNAM also serves as the administrator for some sub-accounts. JNLD and JNAM are both subsidiaries of Jackson and have the same ultimate parent company, Jackson Financial Inc. JNLD earns fees associated with its role in distributing JNAM sub-accounts. JNAM also earns fees from the variable annuity contract values that are invested in its various sub-accounts.

PURCHASES

Minimum Initial Premium:

•$5,000 under most circumstances

•$2,000 for a qualified plan Contract

Minimum Additional Premiums:

•$500 for a qualified or non-qualified plan

•$50 for an automatic payment plan

•You can pay additional Premiums at any time during the accumulation phase.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. We reserve the right to limit the number of Contracts that you may purchase. We reserve the right, in our discretion, to limit, restrict, suspend or reject any or all initial or subsequent Premium payments and to limit the amount, frequency or timing of Premium payments, at any time on a non-discriminatory basis. Any of these actions by us would limit your ability to invest in the Contract and increase your values and benefits. There is a $100 minimum balance requirement for each Investment Division and Fixed Account. We reserve the right to restrict availability or impose restrictions on the Fixed Account.

Maximum Premiums:

•The maximum aggregate Premiums you may make without our prior approval is $2.5 million.

The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.

Allocations of Premium. You may allocate your Premiums to one or more of the Investment Divisions and Fixed Account, if available. The minimum amount you may allocate to the Investment Division or a Fixed Account is $100. We will allocate any additional Premiums you pay in the same way unless you instruct us otherwise.

You may not allocate your Contract Values among more than 99 Investment Divisions and Fixed Account Options at any one time.

We will issue your Contract and allocate your first Premium within two Business Days (days when the New York Stock Exchange is open) after we receive your first Premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five Business Days, we will return your money. Subsequent Premiums are allocated on the Business Day that the Premium is received. Each Business Day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Capital Protection Program. If you select our Capital Protection Program at issue, we will allocate enough of your Premium to the available Fixed Account Option you select to assure that the amount so allocated will equal, at the end of a selected period, your total original Premium paid. You may allocate the rest of your Premium to any Investment Division(s). If any part of the Fixed Account value is withdrawn or transferred before the end of the selected period, the value at the end of that period will not equal the original Premium. This program is available only if Fixed Account Options are available. There is no charge for the Capital Protection Program. You should consult your financial professional with respect to the current availability of Fixed Account Options, their limitations, and the availability of the Capital Protection Program.

The Capital Protection Program is not available on Contracts with the Liquidity Option.

For an example of capital protection, assume you made a Premium payment of $10,000 when the interest rate for the seven-year period was 3% per year. We would allocate $8,131 to that period because $8,131 would increase at that interest rate to $10,000 after seven years, assuming no withdrawals are taken. The remaining $1,869 of the payment would be allocated to the Investment Division(s) you selected.

Shorter specified periods require allocation of substantially all your Premium to achieve the intended result. In any case, the results will depend on the interest rate declared for the specified period. Please note, the interest rate used in the above example is for illustrative purposes only and is not intended to reflect the current interest rate for the specified period of this duration.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.” During the income phase we use a measure called an “Annuity Unit.”

Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

•determining the total amount of assets held in the particular Investment Division;

•subtracting any asset-based charges and taxes chargeable under the Contract; and

•dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit may go up or down from day to day based on the performance of the Funds, expenses, and deduction of Contract charges. The base Contract has different values of Accumulation Units than a Contract with the Liquidity Option, based on the differing amount of charges applied in calculating the values of Accumulation Units.

When you make a Premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that Business Day by dividing the amount of the Premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the respective charges under your Contract. If your Premium payment is received after the close of the New York Stock Exchange, the number of Accumulation Units credited will be determined at the end of the next Business Day.

In connection with arrangements we have to transact business electronically, we may have agreements in place whereby the time when certain broker-dealers receive your initial Premium Payment and all required information in Good Order will be used for initial pricing of your Contract Values.  However, if we do not have an agreement with a broker-dealer providing for these pricing procedures, initial

Premium Payments received by the broker-dealer will not be priced until they are received by us. As of the date of this prospectus, we have such an agreement with Morgan Stanley Smith Barney LLC and SBHU Life Agency.  Please check with your financial professional to determine if his/her broker-dealer has an agreement with the Company that provides for these pricing procedures.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the Fixed Account must occur prior to the Income Date.

You can make 25 transfers every Contract Year without charge.

A transfer will be effective as of the end of the Business Day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Transfers from the Fixed Account generally will be subject to any applicable Excess Interest Adjustment.

Potential Limits and Conditions on Fixed Account Transfers. There may be periods when we do not offer any Fixed Account. We can prohibit or impose limitations or other requirements on transfers to or from the Fixed Account as permitted by applicable law.

In addition, we also specifically reserve the right to impose the limitations and conditions set forth in 1-4 below with respect to the one-year Fixed Account Option. Although we are not imposing these restrictions as of the date of this prospectus, if we do decide to impose them, they could provide as follows with respect to both new and already outstanding Contracts:

1. During any Contract Year, the aggregate dollar amount of all transfers from the one-year Fixed Account Option (including transfers at the end of the one-year period) could not exceed whichever of the following three maximums apply to you for that year:

•Maximum transfers during the first Contract Year in which you have Contract Value in the one-year Fixed Account Option subject to these restrictions: 1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary;
•Maximum transfers during any subsequent Contract Year, if you had Contract Value subject to these restrictions during the preceding Contract Year:
◦1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did not make a 1/3 transfer in the preceding year as mentioned above or
◦1/2 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did make such a 1/3 transfer in the preceding year; or
•Maximum transfers during any Contract Year, if you had Contract Value subject to these restrictions during both of the preceding two Contract Years and, in those years, you made the 1/3 maximum transfer in the first year and 1/2 maximum transfer in the second year as mentioned above: all of your remaining Contract Value in the one-year Fixed Account Option.

2. We could require that any transfer from the one-year Fixed Account Option in a Contract Year occur at least twelve months after the most recent such transfer in the previous Contract Year.

3. We could restrict or prohibit your transfers into or allocations of any additional Premiums to the one-year Fixed Account Option in any Contract Year in which you make a transfer from the one-year Fixed Account Option.

4. We could restrict or prohibit your transfers from the one-year Fixed Account Option in any Contract Year in which you make a transfer into or allocate any additional Premiums to the one-year Fixed Account Option.

We may impose restrictions 1-4 separately or in combination but we expect that they would be imposed as a group, so that you would be subject to all of these restrictions if you are subject to any of them.

Certain systematic investment programs could be excluded from the restrictions listed in 1-4 above, such that transfers under those programs would not count against the maximum amounts that may be transferred out of the one-year Fixed Account Option and the Contract Value under such programs would be excluded from the computation of such maximum amounts.

We also could permit or require that a systematic transfer program be used to make transfers from any Fixed Account Options. For example, you could be permitted to have the three transfers that are referred to in restriction 1 above automated through a systematic transfer out (“STO”) on each of your next three Contract Anniversaries. The amount automatically transferred on each of such three Contract Anniversaries would be the maximum amount that would be permitted to be transferred on that date under restriction 1, such that following the automatic STO transfer on the third such Contract Anniversary you would no longer have any Contract Value in the one-year Fixed Account Option. If we establish such an STO for you, however, we would (pursuant to restrictions 3 and 4 above) prohibit you from making any other transfer from, or any Premium payments or transfers into, the one-year Fixed Account Option during any Contract Year in which an automatic STO transfer is made for you. Also (pursuant to restriction 2 above) you could elect such an STO only if (i) at least twelve calendar months have passed since your last STO program (if any) had ended and (ii) during the Contract Year in which you make the election, you have not made any transfers from, or any Premium payments or transfers into the one-year Fixed Account Option (unless you made the transfer or Premium payment before the time we had instituted restrictions 1-4). Transfers pursuant to any STO would not count toward your 25 free transfer limit.

If we require you to commence an STO at a time when, due to any of the foregoing restrictions, you would not be eligible to elect such a program, the three annual STO transfers will be delayed. In that case, the first such STO transfer would occur on the first Contract Anniversary after you are eligible to elect an STO.

If we impose the restrictions described in 1-4 above, we would provide you prompt written notice of that fact, as well as any requirement or option to commence an STO. In that case, the restrictions would be effective immediately and we would not expect to provide you with an opportunity to make transfers from the one-year Fixed Account Option, other than in compliance with and subject to the limitations in such restrictions. Accordingly, you should consider whether you are willing to be subject to those limitations before you allocate any Premiums or transfers to the one-year Fixed Account Option.

We also may restrict your participation in any systematic investment program if you allocate any amounts to a Fixed Account Option.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 25 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

•limiting the number of transfers over a period of time;

•requiring a minimum time period between each transfer;

•limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

•limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive Business Days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your financial professional in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the JNL/Dreyfus Government Money Market Investment Division and the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Customer Care Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, subject to our right to terminate electronic or telephonic transfer privileges described above. Our Customer Care Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or online.

Any authorization you (and any joint Owner) provide to us in an application or through other means will authorize us to accept certain transaction instructions, including Investment Division transfers/allocations, by you, a joint Owner, or your financial professional unless you notify us to the contrary. To notify us, please call us at the Customer Care Center. Certain types of transactions must be submitted by the Contract Owner (and any joint Owner) and may only be submitted online or in writing. For additional information on what transactions can be submitted online or by telephone, please contact our Customer Care Center.

Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement. We reserve the right to discontinue accepting transaction requests online or by telephone or implement additional limitations.

Financial Transactions. Instructions to complete a financial transaction, including withdrawals and transfers, submitted online or by phone must be completed by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day’s Accumulation Unit value for an Investment Division, Index Price, and/or applicable Fixed and Index Account Rates. Instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgment we return to you. If the time and date indicated on the acknowledgment is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next Business Day.

You may only cancel an earlier telephonic or online request made on the same day by calling the Customer Care Center before the New York Stock Exchange closes. We are unable to accept instructions to cancel an earlier telephonic or online request after the New York Stock Exchange has closed.

We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgment, you should telephone our Customer Care Center immediately

Non-Financial Transactions. Certain non-financial transactions can be submitted online or by telephone. Certain types of non-financial transactions are limited to being submitted by the Contract Owner (and any joint Owner) or may require instructions be submitted in writing if the contract is deemed ineligible. If an add-on benefit has been elected, certain types of non-financial transactions may not be available or have restrictions. Please refer to your add-on benefit endorsement for additional information or contact our Customer Care Center. Non-financial instructions submitted online will take one business day to complete.

We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgment, you should telephone our Customer Care Center immediately.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege.

Elections of any optional benefit or program must be in writing and will be effective upon the date as outlined in the add-on benefit endorsement. Elections of any investment or withdrawal program(s) will be effective upon receipt of the request in Good Order if received before the New York Stock Exchange close. Otherwise, the program(s) will be effective the following business day.

Upon notification of the Owner’s death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor’s/representative’s behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

•by making either a partial or full withdrawal,

•by electing the Systematic Withdrawal Program,

•by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge or an Excess Interest Adjustment. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings (which may be withdrawn free of any withdrawal charge), and then from the oldest Remaining Premium. When you make a full withdrawal you will receive the value of your Contract as of the end of the Business Day your request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, and all applicable withdrawal charges, adjusted for any applicable Excess Interest Adjustment. For more information about withdrawal charges, please see “Withdrawal Charge” beginning on page 19. For more information about Excess Interest Adjustments, please see “Excess Interest Adjustment” beginning on page 22. We will pay the withdrawal proceeds within seven days of a request in Good Order. If a Premium payment made by personal check or electronic draft is received within the five days preceding a withdrawal request, we may delay payment of the withdrawal proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Your withdrawal request will generally be submitted in writing, however, we will always accept written withdrawal requests submitted via fax. You may also submit withdrawal requests online or via telephone if you have provided telephone and electronic authorization according to our administrative rules. Please note, there are risks associated with not requiring original signatures in order to disburse the money. For more information, see “Telephone and Internet Transactions” beginning on page 31. Should you choose to have the proceeds sent to you via mail, they will be sent to your last recorded address in our records. Please notify us immediately of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account Option or Investment Division from which you are making the withdrawal. If you are not specific in your withdrawal request, your withdrawal will be taken from your allocations to the Investment Divisions and Fixed Account Options based on the proportion their respective values bear to the Contract Value.

With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal). After your withdrawal, at least $100 must remain in each Fixed Account Option or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Customer Care Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. There are limitations on withdrawals from qualified plans. For more information, please see “TAXES” beginning on page 36.

Liquidity Option. If you elect the Liquidity Option, you will not pay a withdrawal charge when you make a partial or full withdrawal. This option must be selected at issue. This option removes the five year withdrawal charge schedule that would otherwise apply. You will pay a charge of 0.25% on an annual basis of the average net asset value of your allocations to the Investment Divisions for this option. The decision to elect the Liquidity Option should consider whether you anticipate taking or needing to take a large withdrawal that would otherwise be subject to charges under the five year withdrawal charge schedule imposed on each Premium payment. The charge for the Liquidity Option applies until the date you annuitize whether or not you take any withdrawals.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Excess Interest Adjustment.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

•the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•under applicable SEC rules, trading on the New York Stock Exchange is restricted;

•under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

•the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for up to six months or the period permitted by law.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. For Contracts issued on or after July 17, 2017 in the state of Oregon, the Income Date must be at least one year after the Contract’s Issue Date. All of the Contract Value must be annuitized. The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by the Contract Anniversary on or next following your 95th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation.

The required beginning date for required minimum distributions (RMDs) under qualified plans and Tax-Sheltered Annuities is generally no later than April 1st of the calendar year following the calendar year in which you attain the applicable age as noted in the table below or the calendar year in which you retire. The required beginning date for distributions from a qualified contract maintained for an IRA is generally no later than April 1st of the calendar year following the calendar year in which you attain the applicable age as noted in the table below. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements.

If you were born:	Your “applicable age” is:
Before July 1, 1949	70½
After June 30, 1949 and before 1951	72
After 1950 and before 1960	73
In 1960 or later	75

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. If you do not choose how to receive your income payments, your income payments will be based on the Contract Value allocated to the variable and fixed options on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump-sum payment. The frequency of payments you select will have an impact on the amount of each income payment. For example, an election to receive monthly payments will result in lower payment amounts than an election to receive annual payments. Similarly, an election to receive payments over a longer designated period will result in lower payment amounts than an election to receive payments over a shorter designed period. Since payments based on older Annuitants are expected to be fewer in number, the amount of each income payment should be greater than payments based on younger Annuitants. If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

Fixed Income Payments. If you choose to receive fixed payments, the amount of each income payment will be determined by applying the portion of your Contract Value allocated to fixed payments, less any applicable Premium taxes and charges, to the rates in the annuity tables contained in the Contract applicable to the income option chosen. If the current annuity rates provided by us on contracts of this type would be more favorable to you, the current rates will be used.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

•the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

•the amount of any applicable Premium taxes, or withdrawal charges and any Excess Interest Adjustment deducted from your Contract Value on the Income Date;

•which income option you select; and

•the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed net investment rate of 1.0% for all options and, if you select an income option with a life contingency, the age and gender of the Annuitant. State variations may apply.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed net investment rate, then your income payments will increase; if that performance is less than the assumed net investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). The following income options may not be available in all states. Each income option is available as fixed payments or variable payments.

Option 1 - Life Income. This income option provides monthly payments for your life. No further payments are payable after your death. Thus, it is possible for you to receive only one payment if you die prior to the date the second payment is due.

Option 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you. Upon the death of either person, the monthly payments will continue during the lifetime of the survivor. No further payments are payable after the death of the survivor.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant’s life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining guaranteed payments, a single lump sum may be requested, which will be equal to the present value of the remaining guaranteed payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment. The calculation of the lump-sum payment results in a Commutation Fee, which is further discussed on page 20.

Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining guaranteed payments, a single lump sum may be requested, which will be equal to the present value of the remaining guaranteed payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment. The calculation of the lump-sum payment results in a Commutation Fee, which is further discussed on page 20.

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

DEATH BENEFIT

The Contract has a death benefit, which is payable during the accumulation phase. The death benefit equals your Contract Value on the date we receive all required documentation from your Beneficiary.

The death benefit is due following our receipt of all required documentation in Good Order. Required documentation includes proof of death, a claim form, and any other documentation we reasonably require. If we have received proof of death and any other required documentation, we will calculate the share of the death benefit due to a Beneficiary of record using Contract values established at the close of business on the date we receive from that Beneficiary a claim form with a payment option elected. If we have not received proof of death or any other required documentation, we will calculate the share of the death benefit due to a Beneficiary of record using Contract values established at the close of business on the date we receive any remaining required documentation. As a result, market fluctuation may cause the calculation of a Beneficiary’s death benefit share to differ from the calculation of another Beneficiary’s death benefit share. We will pay interest on a Beneficiary’s death benefit share as required by law.

If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive the death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

Payout Options. The death benefit can be paid under one of the following payout options:

•single lump-sum payment; or

•payment of entire death benefit within 5 years of the date of death; or

•on non-qualified contracts or for spousal Beneficiaries or Eligible Designated Beneficiaries on qualified contracts, payment of the entire death benefit under an income option over the Beneficiary’s lifetime or for a period not extending beyond the Beneficiary’s life expectancy. Any portion of the death benefit not applied under an income option within one year of the

Owner's death, however, must be paid within five years of the date of the Owner's death on non-qualified contracts; or

•on qualified contracts, payment of the entire death benefit under an income option over a period not extending beyond ten (10) years, with distribution beginning within the calendar year following the calendar year of the Owner's death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. If no payout option is selected, the entire death benefit will be paid within 5 years of the Owner’s date of death. The death benefit will remain invested in the Investment Divisions in accordance with the allocation instructions given by the Owner until a payout option is selected, or new instructions are received from the Beneficiary after the claim is processed. For more information, please see “Spousal Continuation Option” below.

Pre-Selected Payout Options. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death. The Pre-selected Death Benefit Option may not be available in your state.

Spousal Continuation Option. If your spouse is the sole Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Spousal Continuation Option, no death benefit will be paid at that time. The Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Spousal Continuation Option.

The Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre-selected Death Benefit Option the Contract cannot be continued under the Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Pre-selected Death Benefit Option may not be available in your state.

Death of Owner On or After the Income Date. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.

Stretch Contracts. The Beneficiary of death benefit proceeds from another company’s non-qualified annuity contract or the eligible designated Beneficiary (as defined by the Internal Revenue Code and implementing regulations) of death benefit proceeds from another company’s tax-qualified annuity contract or plan, may use the death benefit proceeds to purchase a Contract (“Stretch Contract”) from us. The Beneficiary of the prior contract or plan (“Beneficial Owner”) must begin taking distributions, or must have begun taking distributions under the prior contract or plan, within one year of the decedent’s death. The distributions must be taken over a period not to exceed the life expectancy of the Beneficial Owner, and the distributions must satisfy the minimum distribution requirements resulting from the decedent’s death as defined by the Internal Revenue Code and implementing regulations. (See “Non-

Qualified Contracts – Required Distributions” on page 37.) Upon the Beneficial Owner’s death, under a IRA or other qualified Stretch Contract, the designated Beneficiary must distribute the Contract Value on or before the end of the 10th year after the Beneficial Owner’s death. Upon the Beneficial Owner’s death, under a non-qualified Stretch Contract, the Stretch Contract terminates, and the designated Beneficiary will receive a lump-sum distribution of the Contract Value. We will waive withdrawal charges on any withdrawal necessary to satisfy the minimum distribution requirements. Withdrawals in excess of the minimum distribution requirements may be taken at any time, subject to applicable withdrawal charges. Non-qualified Stretch Contracts may not be available in all states. The rights of Beneficial Owners are limited to those applicable to the distribution of the death benefit proceeds.

Special requirements apply to non-qualified Stretch Contracts. All Premium payments must be received in the form of a full or partial 1035 exchange of the death benefit proceeds from a non-qualified annuity contract and other forms of Premium payments are not permitted. Joint ownership is not permitted. The Beneficial Owner may not annuitize the Stretch Contract. The Stretch Contract terminates upon the Beneficial Owner’s death, and we will pay the Contract Value to the Beneficial Owner’s Beneficiary(ies) in a lump-sum distribution. Please read the Contract and accompanying endorsement carefully for more information about these and other requirements.

TAXES

The following is only general information and is not intended as tax advice to any individual. Jackson does not make any guarantee regarding the tax status of any Contract or any transaction involving the Contracts. It should be understood that the following discussion is not exhaustive and that other special rules may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws or to compare the tax treatment of the Contracts to the tax treatment of any other investment. You are responsible for determining whether your purchase of a Contract, withdrawals, income payments, and any other transactions under your Contract satisfy applicable tax law. Additional tax information is included in the Statement of Additional Information (“SAI”). You should consult your own tax advisor as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own advisor regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract. Some broker-dealers only offer the Contracts as non-qualified contracts.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts – General Taxation. Increases in the value of a non-qualified contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans, assignments, or pledges based on a non-qualified contract are treated as distributions.

Non-Qualified Contracts – Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts – Withdrawals and Income Payments. Any withdrawal from a non-qualified contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified contract is generally treated as a non-taxable return of Premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified contract. This penalty tax will not apply to any amounts:

•paid on or after the date you reach age 59 1/2;

•paid to your Beneficiary after you die;

•paid if you become totally disabled (as that term is defined in the Code);

•paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

•paid under an immediate annuity; or

•which come from Premiums made prior to August 14, 1982.

As of 2013, the taxable portion of distributions from a non-qualified annuity contract are considered investment income for purposes of the Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisors for more information.

Non-Qualified Contracts – Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and (b) if an Owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the Owner’s death.

The requirements of (b) above can be considered satisfied if any portion of the Owner’s interest which is payable to or for the benefit of a “designated beneficiary” is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner’s death. The Owner’s “designated beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner’s “designated beneficiary” is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner. A surviving spouse must meet the requirements under federal tax law to continue the contract.

Non-Qualified Contracts - 1035 Exchanges. Under Section 1035 of the Code, you can purchase a variable annuity contract through a tax-free exchange of another annuity contract, or a life insurance or endowment contract. For the exchange to be tax-free under Section 1035, the Owner and Annuitant must be the same under the original annuity contract and the Contract issued to you in the exchange. If the original contract is a life insurance contract or endowment contract, the owner and the insured on the original contract must be the same as the Owner and Annuitant on the Contract issued to you in the exchange. Under certain circumstances, partial withdrawals may be treated as a tax-free “partial 1035 exchange” (please see the SAI for more information).

Tax-Qualified Contracts – Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified contracts. The Code also imposes required minimum distributions for tax-qualified contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals – Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to Premium payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

•reaches age 59 1/2;

•leaves his/her job;

•dies;

•becomes disabled (as that term is defined in the Code); or

•experiences hardship. However, in the case of hardship, the Owner can only withdraw the Premium and not any earnings.

Withdrawals – Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual’s death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor. See SAI for additional details about Roth IRAs.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Assignment. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax advisor prior to making any assignment of your Contract.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The total value of the Contract assigned or pledged that exceeds the aggregate Premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed in connection with Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. The Code requires the Qualified Contract to be nontransferable.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the Contract Owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the Contract Owner and Jackson regarding the availability of a particular investment option and other than the Contract Owner’s right to allocate Premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an adviser in its sole and absolute discretion. See Revenue Rule 2003-91 and the SAI for additional details.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

(a)    one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee’s beneficiary, or (c) for a specified period of ten years or more;

(b)    a required minimum distribution; or

(c)    a hardship withdrawal.

Jackson reserves the right to change tax reporting practices where it determines that a change is necessary to comply with federal or state tax rules (whether formal or informal).

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Definition of Spouse. The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an annuitant other than the owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

JACKSON TAXATION

We reserve the right to deduct from the Contract Value any taxes attributed to the Contract and paid by us to any government entity (including, but not limited to, Premium Taxes, Federal, state and local withholding of income, estate, inheritance, other taxes required by law and any new or increased state income taxes that may be enacted into law). Premium taxes generally range from 0.5% to 3.5%, which are applicable only in certain jurisdictions. We will determine when taxes relate to the Contract.

We may pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. We will withhold taxes required by law from any amounts payable from this Contract.

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the Contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. If the amount allocated to the Investment Divisions plus the amount allocated to a Fixed Account Option is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account Options (if currently available) (each a “Designated Option”) from the one-year Fixed Account Option (if currently available) or any of the Investment Divisions (each a “Source Option”). Investment Divisions under a Guidance Model Portfolio also are available as Designated Options and Source Options. If we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) the one-year Fixed Account Option can be used as a Source Option for Dollar Cost Averaging only with respect to new Premiums that are allocated to that Source Option, (ii) only a twelve-month Dollar Cost Averaging period may be selected, (iii) transfers out of the one-year Fixed Account Option pursuant to such Dollar Cost Averaging will not count against the maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option and (iv) transfers from that Source Option other than such scheduled transfers will not be permitted.

To the extent that Fixed Account Options are not available or are otherwise restricted from being a Dollar Cost Averaging Source Option or Designated Option, Dollar Cost Averaging will be exclusively from or to the Investment Divisions. In the case of transfers from the one-year Fixed Account Option or Investment Divisions with a less volatile unit value to the Investment Divisions, Dollar Cost Averaging can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.

There is no charge for Dollar Cost Averaging. You may cancel your Dollar Cost Averaging program using whatever methods you use to change your allocation instructions. You should consult with your financial professional with respect to the current availability of Dollar Cost Averaging. Certain restrictions may apply.

Dollar Cost Averaging Plus (DCA+). The DCA+ Fixed Account Option is designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Account Options. DCA+ is subject to current availability. A Contract Value of $15,000 is required to participate. From time to time, we will offer special enhanced interest rates on the DCA+ Fixed Account Option. If a DCA+ Fixed Account Option is selected, monies in the DCA+ Fixed Account Option will be systematically transferred to the Investment Divisions or other Fixed Account Options chosen over a DCA+ term of either twelve months or six months, as you select.

The DCA+ is not available on Contracts with the Liquidity Option.

Transfers out of the DCA+ Fixed Account Option other than the automatic DCA+ transfers can be made only if you discontinue use of the DCA+ Fixed Account Option. If we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) you may not discontinue the DCA+ Fixed Account Option or otherwise transfer or withdraw any amounts from the DCA+ Fixed Account Option, but (ii) automatic transfers pursuant to DCA+ will not count against any maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option.

There is no charge for DCA+. You may cancel your DCA+ program using whatever methods you use to change your allocation instructions. You should consult your financial professional with respect to the current availability of the Fixed Account Options and the availability of DCA+. Certain restrictions may apply.

Earnings Sweep. You can choose to have your earnings transferred automatically on a monthly basis from the one-year Fixed Account Option, if currently available, and the JNL/Dreyfus Government Money Market Investment Division into other Investment Divisions and Fixed Account Options. Earnings Sweep may only be added within 30 days of the Issue Date of your Contract.

There is no charge for Earnings Sweep. You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions. You should consult with your financial professional with respect to the current availability of Earnings Sweep. Certain restrictions may apply.

Guidance Model Portfolios. The Elite Access Guidance Model Portfolios may be offered to you through your financial professional at no additional cost to assist in diversifying your investment across various asset classes of the available Investment Divisions (the “Guidance Model Portfolios” or “Models”). The Guidance Model Portfolios allow you to choose from ten Models designed to assist in meeting your stated investment goals. Each Guidance Model Portfolio is comprised of a carefully selected combination of Investment Divisions representing various asset classes. The Models allocate among the various asset classes to attempt to match certain combinations of investors’ investment time horizon and risk tolerance. Please consult your financial professional for more information about investment based on the Guidance Model Portfolios.

Electing a Guidance Model Portfolio

Your financial professional is available to assist you in electing a Guidance Model Portfolio when you purchase your variable annuity or if after Contract issue. You should determine, with the assistance of your financial professional, as needed, which Model is most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a Model by notifying your financial professional who will advise you on how to execute your decision.

You may also choose to invest gradually into a Guidance Model Portfolio through the Dollar Cost Averaging (DCA) program. Please see “Dollar Cost Averaging” above.

You may invest in more than one Guidance Model Portfolio at a time and also invest in other Investment Divisions that are not part of the Guidance Model Portfolios. If you split your investment in one or more Guidance Model Portfolios, your investment may no longer be consistent with the Guidance Model Portfolio’s intended objectives. Additionally, if you invest in any Investment Divisions in addition to investing in a Guidance Model Portfolio, such an investment may not be or remain consistent with the Guidance Model Portfolio’s intended objectives you selected. Therefore, if you invest in a Guidance Model Portfolio, you should speak with your financial professional before investing in other Investment Divisions that are not part of the Guidance Model Portfolios.

You may request withdrawals, as permitted by your Contract, which will be taken proportionately from each of the allocations in the selected Guidance Model Portfolio unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Investment Divisions in the Guidance Model Portfolio, your investment may no longer be consistent with the Guidance Model Portfolio’s intended objectives. Withdrawals may be subject to a withdrawal charge and the usual tax consequences apply.

As further discussed with your financial professional, you can transfer 100% of your investment from each Guidance Model Portfolio to other Guidance Model Portfolios at any time; you will be transferred into the then current Models available. As a result of your transfer, you will need to update your allocation instructions on file with respect to subsequent Premium payments and, if applicable, DCA allocation instructions and Rebalancing instructions, if you want to reflect your new Model selection. Transfers where allocation and balancing instructions are not applicable, such as transfers of partial investments in a Model or transfers to multiple Models will require more detailed accompanying new instructions. Transfers in excess of 25 in a Contract Year may be subject to a charge (see “Transfer Charge” on page 21).

New Guidance Model Portfolios may be configured from time to time. The existing Models will remain unchanged. Thus, once you invest in a Model, the percentages of your Contract Value allocated to each Investment Division within the selected Model will not be changed by us. Any subsequent Premium payments will be invested in the same Guidance Model Portfolio as your existing Model and will not be invested in the then current Guidance Model Portfolios allocations, unless we receive specific written instructions to change to a new Guidance Model Portfolio. Your financial professional can provide you with information regarding the availability and nature of any new Guidance Model Portfolios and your selection of ones that meet your needs and goals. You should speak with your financial professional about how to keep the Investment Division allocations in your Guidance Model Portfolio in line with your investment goals over time.

Please see “Dollar Cost Averaging” above and “Rebalancing” below.

A subsequent Premium payment will be invested in the same Guidance Model Portfolio as your current investment unless we receive different instructions from you. You should consult with your financial professional to determine if you should update your allocation instructions, DCA target allocation instructions and/or Rebalancing program instructions on file when you make a subsequent Premium payment. Consideration of your investment time horizon and other of your investment goals may be relevant to the selection of any or certain Portfolio Guidance Portfolios if you have elected the Liquidity Option.

You can elect to have your investment in the Guidance Model Portfolios rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Investment Divisions of the Model you selected. Over time, the Guidance Model Portfolio you select may no longer align with its original investment objective due to the effects of Investment Division performance and changes in the Investment Division’s investment objectives. Therefore, if you do not elect to have your investment in the Guidance Model Portfolio rebalanced at least annually, then your investment may no longer be consistent with the Guidance Model Portfolio’s intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial professional about how to keep your Guidance Model Portfolio’s allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying Funds invested in by the Investment Divisions in the Models may mean that, over time, the Models no longer are consistent with their original investment goals.

Important Information about the Guidance Model Portfolios

The Guidance Model Portfolios are not intended as investment advice about investing in the Investment Divisions, and we do not provide investment advice regarding whether a Guidance Model Portfolio should be revised or whether it remains appropriate to invest in accordance with any particular Guidance Model Portfolio. The Guidance Model Portfolios do not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Guidance Model Portfolios may have been built. Also, allocation to a single asset class may outperform a Model, so that you could have better investment returns investing in a single asset class than in a Guidance Model Portfolio. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Investment Division chosen for a particular Guidance Model Portfolio will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Guidance Model Portfolios represent suggested allocations that are provided to you as general guidance through your financial professional. You should work with your financial professional in determining if one of the Guidance Model Portfolios meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Guidance Model Portfolios can be obtained from your financial professional.

We reserve the right to change the Investment Divisions and/or allocations to certain Investment Divisions in each Model to the extent that Investment Divisions or the Funds in which they invest are liquidated, substituted, merged or otherwise reorganized.

We reserve the right to modify, suspend or terminate the Guidance Model Portfolios at any time. You should consult your financial professional with respect to the current availability of Guidance Model Portfolios.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions (including Investment Divisions under Guidance Model Portfolios) and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages. Rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and (i) we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” or (ii) we exercise our right to require that any Premiums allocated to the one-year Fixed Account Option be automatically transferred out of that option over a period of time that we specify. In that case, however, you could re-elect automatic rebalancing without the one-year Fixed Account Option. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

There is no charge for Rebalancing. You may cancel your Rebalancing program using whatever methods you use to change your allocation instructions. You should consult with your financial professional with respect to the current availability of Rebalancing. Certain restrictions may apply.

Free Look. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

•the Contract Value, plus

•any fees (other than asset-based fees) and expenses deducted from the Premiums.

We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract (subject to State variations). We will return Premium payments where required by law. We will pay the applicable free look proceeds within seven days of a request in Good Order. If a Premium payment made by personal check or electronic draft is received within the five days preceding a free look request, we may delay payment of the free look proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds. In some states, we are required to hold the Premiums of a senior citizen in the Fixed Account or the JNL/Dreyfus Government Money Market Investment Division during the free look period, unless we are specifically directed to allocate the Premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

•Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

•Standardized average annual total return is calculated in accordance with SEC guidelines.

•Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

•Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Confirmation of Transactions. A written statement will be mailed to you, or, if electronic delivery has been elected, a statement will be made available on jackson.com, confirming that a financial transaction, such as a Premium payment, withdrawal, or transfer has been completed. This confirmation statement will provide details about the transaction. Certain transactions which are made on a periodic or systematic basis will be confirmed in a quarterly statement only.

It is important that you carefully review the information contained in the statements that confirm your transactions. If you believe an error has occurred you must notify us in writing within 30 days of receipt of the statement so we can make any appropriate adjustments. If we do not receive notice of any such potential error, we may not be responsible for correcting the error.

Delivery of Fund Reports. Paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Jackson. Instead, the reports will be made available on Jackson’s website (www.jackson.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. You may elect to receive all future annual and semi-annual Fund reports in paper free of charge. You can inform Jackson that you wish to receive paper copies of those reports by contacting Jackson as described on the cover page of this prospectus. Your election to receive annual and semi-annual Fund reports will apply to all Funds described herein.

Legal Proceedings. Jackson and its subsidiaries are defendants in a number of civil proceedings arising in the ordinary course of business and otherwise. We do not believe at the present time that any pending action or proceeding will have a material adverse effect upon the Separate Account, Jackson’s ability to meet its obligations under the Contracts, or Jackson National Life Distributors LLC’s ability to perform its contract with the Separate Account.

APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds (all Class A shares) available under the Contract, which is subject to change, as discussed in the prospectus. Certain broker-dealers selling the Contracts may limit the Investment Divisions that are available to their customers. You can find the prospectuses and other information about the Funds online at https://www.jackson.com/fund-literature.html. You can also request this information at no cost by calling 1-800-644-4565 or by sending an email request to ProspectusRequest@jackson.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Allocation	JNL/American Funds Balanced Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.90%[2]	15.48%	8.58%	9.14%
Fixed Income	JNL/American Funds Bond Fund of America Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.82%[2]	6.77%	N/A	N/A
Allocation	JNL/American Funds Capital Income Builder Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.95%[2]	19.86%	8.63%	N/A
International/ Global Equity	JNL/American Funds Global Growth Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.05%[2]	21.20%	7.84%	11.82%
U.S. Equity	JNL/American Funds Growth Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.89%[2]	19.87%	13.03%	17.58%
U.S. Equity	JNL/American Funds Growth-Income Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.91%[2]	17.64%	13.48%	13.48%
International/ Global Equity	JNL/American Funds International Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.11%[2]	26.25%	3.00%	6.58%
International/ Global Equity	JNL/American Funds New World Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.26%[2]	27.74%	4.86%	8.80%
U.S. Equity	JNL/American Funds® Washington Mutual Investors Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.91%[2]	16.75%	13.43%	11.95%
Alternative	JNL Multi-Manager Alternative Fund
	(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; Westchester Capital Management, LLC	2.30%[2]	9.53%	4.22%	4.14%
International/ Global Equity	JNL Multi-Manager Emerging Markets Equity Fund
	(GQG Partners LLC, Kayne Anderson Rudnick Investment Management, LLC; T. Rowe Price Associates, Inc. (Sub-Sub-Adviser: T. Rowe Price Hong Kong Limited); WCM Investment Management, LLC	1.22%	24.27%	1.67%	5.73%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Fixed Income	JNL Multi-Manager Floating Rate Income Fund
	(PPM America, Inc.; FIAM LLC)	0.95%	3.83%	4.67%	4.29%
Allocation	JNL Multi-Manager Global Small Cap Fund
		1.16%	14.20%	0.15%	6.89%
International/ Global Equity	JNL Multi-Manager International Equity Fund
	(Causeway Capital Management LLC; Lazard Asset Management LLC; WCM Investment Management, LLC; William Blair Investment Management, LLC)	0.97%	23.50%	1.90%	5.17%
International/ Global Equity	JNL Multi-Manager International Small Cap Fund
	(Causeway Capital Management LLC; FIAM LLC (Sub-Sub-Adviser: FMR Investment Management (UK) Limited); WCM Investment Management, LLC)	1.20%	25.49%	5.35%	N/A
U.S. Equity	JNL Multi-Manager Mid Cap Fund
	(Champlain Investment Partners, LLC; Kayne Anderson Rudnick Investment Management, LLC; River Road Asset Management, LLC; Victory Capital Management Inc.)	1.06%	1.83%	4.90%	N/A
U.S. Equity	JNL Multi-Manager Select Equity Fund
	(GQG Partners, LLC; River Road Asset Management, LLC; WCM Investment Management, LLC)	0.99%[2]	16.02%	N/A	N/A
U.S. Equity	JNL Multi-Manager Small Cap Growth Fund
	(BAMCO, Inc.; Driehaus Capital Management, LLC; Granahan Investment Management, Inc.; Kayne Anderson Rudnick Investment Management, LLC; Segall Bryant & Hamill, LLC; WCM Investment Management, LLC)	0.98%	3.56%	-1.29%	9.41%
U.S. Equity	JNL Multi-Manager Small Cap Value Fund
	(Congress Asset Management Company, LLP; Cooke & Bieler, L.P.; Reinhart Partners, Inc.; River Road Asset Management, LLC; WCM Investment Management, LLC	1.07%	2.69%	8.00%	8.59%
Allocation	JNL Moderate ETF Allocation Fund
	(Mellon Investments Corporation)	0.83%	12.18%	4.18%	5.44%
Allocation	JNL Moderate Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.83%	14.60%	5.90%	7.22%
Allocation	JNL Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.85%	16.64%	7.58%	8.76%
Allocation	JNL/American Funds Moderate Allocation Fund
		0.97%	13.14%	N/A	N/A
Allocation	JNL/American Funds Moderate Growth Allocation Fund
		0.98%	16.29%	5.73%	8.10%
Allocation	JNL/American Funds Growth Allocation Fund
		0.99%	18.49%	7.52%	10.07%
Allocation	JNL/BlackRock Global Allocation Fund
	(BlackRock Investment Management, LLC; Sub-Sub-Advisers: BlackRock International Limited and BlackRock (Singapore) Limited)	1.06%	18.76%	6.07%	7.47%
Alternative	JNL/BlackRock Global Natural Resources Fund
	(BlackRock International Limited)	1.00%	29.78%	13.60%	8.69%
U.S. Equity	JNL/BlackRock Large Cap Select Growth Fund
	(BlackRock Investment Management, LLC)	0.83%[2]	11.41%	10.41%	15.18%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
International/ Global Equity	JNL/Causeway International Value Select Fund
	(Causeway Capital Management LLC)	0.96%	43.10%	14.12%	9.96%
Sector Equity	JNL/Cohen & Steers U.S. Realty Fund
	(Cohen & Steers Capital Management, Inc.)	1.04%	2.79%	4.73%	N/A
International/ Global Equity	JNL/DFA International Core Equity Fund
	(Dimensional Fund Advisors LP)	0.91%	35.29%	9.74%	N/A
U.S. Equity	JNL/DFA U.S. Core Equity Fund
	(Dimensional Fund Advisors LP)	0.80%	15.09%	12.66%	13.16%
U.S. Equity	JNL/DFA U.S. Small Cap Fund
	(Dimensional Fund Advisors LP)	0.99%	7.01%	8.45%	9.52%
Fixed Income	JNL/DoubleLine® Core Fixed Income Fund
	(DoubleLine Capital LP)	0.78%	7.18%	0.07%	2.05%
Fixed Income	JNL/DoubleLine® Emerging Markets Fixed Income Fund
	(DoubleLine Capital LP)	1.08%	8.52%	1.66%	N/A
U.S. Equity	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
	(DoubleLine Capital LP)	0.99%	8.98%	8.23%	12.17%
Fixed Income	JNL/DoubleLine® Total Return Fund
	(DoubleLine Capital LP)	0.83%	7.59%	0.09%	1.65%
Fixed Income	JNL/Dreyfus Government Money Market Fund
	(Mellon Investments Corporation)	0.56%	3.78%	2.75%	1.67%
U.S. Equity	JNL/Fidelity Institutional AM® & JPMorgan Large Cap Growth Fund
	(FIAM LLC; J.P. Morgan Investment Management Inc.)	0.94%	9.05%	10.46%	N/A
Fixed Income	JNL/Fidelity Institutional AM® Total Bond Fund
	(FIAM LLC)	0.76%	7.49%	0.06%	2.09%
Alternative	JNL/First Sentier Global Infrastructure Fund
	(First Sentier Investors (Australia) IM Ltd)	1.16%	17.55%	6.72%	6.96%
Allocation	JNL/Franklin Templeton Income Fund
	(Franklin Advisers, Inc.)	0.92%	12.00%	7.17%	7.11%
U.S. Equity	JNL/Goldman Sachs 4 Fund
	(Goldman Sachs Asset Management, L.P.)	0.70%	16.69%	13.95%	11.59%
International/ Global Equity	JNL/GQG Emerging Markets Equity Fund
	(GQG Partners LLC)	1.34%	10.25%	2.64%	N/A
U.S. Equity	JNL/Invesco Small Cap Growth Fund
	(Invesco Advisers, Inc.)	1.02%	6.17%	-0.73%	9.05%
Alternative	JNL/JPMorgan Hedged Equity Fund
	(J.P. Morgan Investment Management Inc.)	0.96%	7.04%	8.58%	N/A
U.S. Equity	JNL/JPMorgan MidCap Growth Fund
	(J.P. Morgan Investment Management Inc.)	0.89%	8.08%	4.23%	12.15%
Alternative	JNL/JPMorgan Nasdaq® Hedged Equity Fund
	(J.P. Morgan Investment Management Inc.)	0.99%	8.83%	N/A	N/A
Fixed Income	JNL/JPMorgan U.S. Government & Quality Bond Fund
	(J.P. Morgan Investment Management Inc.)	0.69%	6.61%	-0.59%	1.45%
U.S. Equity	JNL/JPMorgan U.S. Value Fund
	(J.P. Morgan Investment Management Inc.)	0.89%	13.86%	11.97%	9.01%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
International/ Global Equity	JNL/Loomis Sayles Global Growth Fund
	(Loomis, Sayles & Company, L.P.)	0.99%	17.45%	8.85%	N/A
Fixed Income	JNL/Lord Abbett Short Duration Income Fund
	(Lord, Abbett & Co. LLC)	0.80%	5.84%	2.25%	N/A
U.S. Equity	JNL/Mellon DowSM Index Fund
	(Mellon Investments Corporation)	0.65%	14.17%	10.85%	12.41%
International/ Global Equity	JNL/Mellon Emerging Markets Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.75%[2]	30.92%	3.38%	7.55%
International/ Global Equity	JNL/Mellon World Index Fund
	(Mellon Investments Corporation)	0.65%	20.79%	11.80%	11.75%
U.S. Equity	JNL/Mellon Nasdaq® 100 Index Fund
	(Mellon Investments Corporation)	0.63%	20.28%	14.58%	19.09%
U.S. Equity	JNL/Mellon S&P 500 Index Fund
	(Mellon Investments Corporation)	0.52%	17.28%	13.86%	14.24%
U.S. Equity	JNL/Mellon S&P 400 MidCap Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.56%[2]	6.90%	8.53%	10.13%
U.S. Equity	JNL/Mellon Small Cap Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.56%[2]	5.57%	6.74%	9.27%
International/ Global Equity	JNL/Mellon International Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.61%[2]	31.50%	8.50%	7.85%
Fixed Income	JNL/Mellon Bond Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.58%[2]	6.67%	-0.95%	1.41%
U.S. Equity	JNL/Mellon U.S. Stock Market Index Fund
	(Mellon Investments Corporation)	0.61%	16.64%	12.68%	N/A
Sector Equity	JNL/Mellon Communication Services Sector Fund
	(Mellon Investments Corporation)	0.64%	32.98%	13.91%	13.85%
Sector Equity	JNL/Mellon Consumer Discretionary Sector Fund
	(Mellon Investments Corporation)	0.64%	5.06%	7.35%	13.03%
Sector Equity	JNL/Mellon Consumer Staples Sector Fund
	(Mellon Investments Corporation)	0.65%	0.40%	5.45%	N/A
Sector Equity	JNL/Mellon Energy Sector Fund
	(Mellon Investments Corporation)	0.64%	6.84%	22.78%	7.04%
Sector Equity	JNL/Mellon Financial Sector Fund
	(Mellon Investments Corporation)	0.64%	16.18%	14.52%	12.35%
Sector Equity	JNL/Mellon Healthcare Sector Fund
	(Mellon Investments Corporation)	0.63%	14.47%	6.09%	9.03%
Sector Equity	JNL/Mellon Industrials Sector Fund
	(Mellon Investments Corporation)	0.65%	18.09%	12.62%	N/A
Sector Equity	JNL/Mellon Information Technology Sector Fund
	(Mellon Investments Corporation)	0.61%	20.73%	18.54%	22.65%
Sector Equity	JNL/Mellon Materials Sector Fund
	(Mellon Investments Corporation)	0.67%	14.44%	7.63%	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Sector Equity	JNL/Mellon Real Estate Sector Fund
	(Mellon Investments Corporation)	0.66%	3.37%	4.18%	N/A
Sector Equity	JNL/Mellon Utilities Sector Fund
	(Mellon Investments Corporation)	0.65%	18.65%	10.13%	10.42%
U.S. Equity	JNL/MFS Equity Income Fund
	(Massachusetts Financial Services Company (d/b/a MFS Investment Management))	0.92%	15.31%	10.39%	N/A
U.S. Equity	JNL/MFS Mid Cap Value Fund
	(Massachusetts Financial Services Company (d/b/a MFS Investment Management))	0.95%	6.01%	10.00%	9.52%
U.S. Equity	JNL/Morningstar SMID Moat Focus Index Fund
	(Mellon Investments Corporation)	0.76%	6.23%	N/A	N/A
U.S. Equity	JNL/Morningstar U.S. Sustainability Index Fund
	(Mellon Investments Corporation)	0.71%	13.40%	12.44%	N/A
U.S. Equity	JNL/Morningstar Wide Moat Index Fund
	(Mellon Investments Corporation)	0.76%	12.95%	11.88%	N/A
Alternative	JNL/Neuberger Berman Commodity Strategy Fund
	(Neuberger Berman Investment Advisers LLC)	0.93%	17.58%	13.19%	7.89%
Alternative	JNL/Neuberger Berman Gold Plus Strategy Fund
	(Neuberger Berman Investment Advisers LLC)	1.14%	62.62%	N/A	N/A
Fixed Income	JNL/Neuberger Berman Strategic Income Fund
	(Neuberger Berman Investment Advisers LLC)	0.95%	9.30%	3.00%	4.09%
U.S. Equity	JNL/Newton Equity Income Fund
	(Newton Investment Management North America, LLC)	0.86%	18.97%	16.19%	13.21%
Fixed Income	JNL/PIMCO Income Fund
	(Pacific Investment Management Company LLC)	0.99%	11.07%	3.40%	N/A
Fixed Income	JNL/PIMCO Investment Grade Credit Bond Fund
	(Pacific Investment Management Company LLC)	0.85%	8.37%	-0.31%	3.28%
Fixed Income	JNL/PIMCO Real Return Fund
	(Pacific Investment Management Company LLC)	1.68%	7.82%	1.24%	3.14%
Fixed Income	JNL/PPM America Emerging Markets Debt Fund
	(PPM America, Inc.)	0.93%[2]	N/A	N/A	N/A
Fixed Income	JNL/PPM America High Yield Bond Fund
	(PPM America, Inc.)	0.76%	8.43%	4.27%	5.89%
Fixed Income	JNL/PPM America Investment Grade Credit Fund
	(PPM America, Inc.)	0.83%	7.20%	N/A	N/A
Fixed Income	JNL/PPM America Total Return Fund
	(PPM America, Inc.)	0.79%	6.75%	-0.26%	2.65%
U.S. Equity	JNL/RAFI® Fundamental U.S. Small Cap Fund
	(Mellon Investments Corporation)	0.67%	6.80%	9.19%	6.85%
U.S. Equity	JNL/RAFI® Multi-Factor U.S. Equity Fund
	(Mellon Investments Corporation)	0.67%	16.21%	12.43%	10.83%
Allocation	JNL/T. Rowe Price Capital Appreciation Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.95%[2]	11.46%	9.00%	10.79%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
U.S. Equity	JNL/T. Rowe Price Capital Appreciation Equity Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.97%[2]	14.63%	N/A	N/A
U.S. Equity	JNL/T. Rowe Price Growth Stock Fund
	(T. Rowe Price Associates, Inc.)	0.83%[2]	15.26%	9.19%	14.06%
U.S. Equity	JNL/T. Rowe Price Mid-Cap Growth Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.95%[2]	3.14%	3.52%	9.54%
Fixed Income	JNL/T. Rowe Price Short-Term Bond Fund
	(T. Rowe Price Associates, Inc.)	0.72%[2]	5.44%	1.91%	2.12%
U.S. Equity	JNL/T. Rowe Price Value Fund
	(T. Rowe Price Associates, Inc.)	0.85%[2]	12.00%	10.54%	10.56%
Allocation	JNL/Vanguard Moderate ETF Allocation Fund
	(Mellon Investments Corporation)	0.69%	11.75%	3.80%	N/A
Allocation	JNL/Vanguard Moderate Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.69%	14.14%	5.56%	N/A
Allocation	JNL/Vanguard Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.68%	16.06%	7.18%	N/A
International/ Global Equity	JNL/WCM Focused International Equity Fund
	(WCM Investment Management, LLC)	1.10%	21.41%	4.80%	10.63%
Alternative	JNL/Westchester Capital Event Driven Fund
	(Westchester Capital Management, LLC)	1.66%	7.39%	3.59%	4.88%
Allocation	JNL/WMC Balanced Fund
	(Wellington Management Company LLP)	0.71%	15.69%	8.90%	9.27%
U.S. Equity	JNL/WMC Equity Income Fund
	(Wellington Management Company LLP)	0.89%	16.72%	12.08%	N/A
U.S. Equity	JNL/WMC Value Fund
	(Wellington Management Company LLP)	0.79%	14.67%	10.91%	9.80%
Allocation	JNL/JPMorgan Managed Conservative Fund
	(J.P. Morgan Investment Management Inc.)	1.16%	9.28%	1.92%	3.83%
Allocation	JNL/JPMorgan Managed Moderate Fund
	(J.P. Morgan Investment Management Inc.)	1.13%	10.83%	3.48%	5.67%
Allocation	JNL/JPMorgan Managed Moderate Growth Fund
	(J.P. Morgan Investment Management Inc.)	1.12%	12.26%	5.13%	7.50%
Allocation	JNL/JPMorgan Managed Growth Fund
	(J.P. Morgan Investment Management Inc.)	1.13%	13.92%	6.76%	9.47%
Allocation	JNL/JPMorgan Managed Aggressive Growth Fund
	(J.P. Morgan Investment Management Inc.)	1.15%	14.72%	7.60%	10.35%
Allocation	JNL Conservative Allocation Fund
		1.23%	9.29%	2.57%	4.13%
Allocation	JNL Moderate Allocation Fund
		1.22%	10.75%	4.10%	5.68%
Allocation	JNL Moderate Growth Allocation Fund
		1.21%	12.62%	5.36%	7.22%
Allocation	JNL Growth Allocation Fund
		1.19%	14.81%	6.38%	8.47%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Allocation	JNL Aggressive Growth Allocation Fund
		1.16%	15.62%	7.24%	9.35%

1	Capital Research and Management Company is the investment adviser of the master fund in which this feeder fund invests. Under the master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.
2	The Fund’s current expenses reflect temporary fee reductions.
3	Mellon Investments Corporation is the investment sub-adviser of the master fund in which this feeder fund invests. Under the master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.
The following is a list of Fixed Account Options currently available under the Contract. We may change the features of the Fixed Account Options listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with written notice before doing so. For more information about the Fixed Account Options, please see "The Fixed Account" beginning on page 12.

Note: If amounts are withdrawn from a Fixed Account Option before the end of its term, we may apply a Contract Adjustment. This may result in a significant reduction in your Contract Value.

Name	Term	Minimum Guaranteed Interest Rate
5-year Fixed Account Option	5 year	2.40%
7-year Fixed Account Option	7 year	2.40%

The Fixed Account is not available if you have elected the the following optional benefit:

• Liquidity Option

APPENDIX B

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®,” “Jackson®,” “Jackson of NY®” and “Jackson National Life Insurance Company of New York®” are trademarks of Jackson National Life Insurance Company®.

Goldman Sachs is a registered service mark of Goldman Sachs & Co. LLC

Fidelity Institutional Asset Management and Fidelity Institutional AM are registered service marks of FMR LLC. Used with permission.

The "S&P 500 ® ,” “S&P MidCap 400 ® ,” “S&P SmallCap 600 ® ,” and the "Dow Jones Industrial Average ® " (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC ("SPDJI"), and have been licensed for use by Jackson National Life Insurance Company and its Affiliates (collectively, "Licensee"). S&P ® , S&P 500 ® , S&P 400 ® , S&P MidCap 400 ® , S&P 600 ® , S&P SmallCap 600 ® , SPX ® , SPY ® , US 500™, The 500 ® , iBoxx ® , iTraxx ® , CDX ® , The Dow ® , DJIA ® , and Dow Jones Industrial Average ® are trademarks of S&P Global, Inc. or its affiliates or licensors ("S&P"); Dow Jones ® , DJIA ® , Dow Jones Industrial Average ® are registered trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”). It is not possible to invest directly in an index. The JNL/Mellon Dow SM Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, and JNL/Mellon Small Cap Index Fund (collectively, the “JNL Funds”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices does not make any representation or warranty, expressed or implied, to the owners of the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds particularly or the ability of the Indices to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices' only relationship to Licensee with respect to the Indices is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices or its licensors.

The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the JNL Funds. S&P Dow Jones Indices has no obligation to take the needs of Licensee, or the owners of the JNL Funds into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the JNL Funds. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisor, commodity pool operator, broker dealer, fiduciary, promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice. SPDJI provides indices that use environmental, social and/or governance (ESG) indicators (including, without limit, business involvement screens, conformance to voluntary corporate standards, GHG emissions data, and ESG scores) to select, weight and/or exclude constituents. ESG indicators seek to measure a company’s, or an asset’s performance, with respect to E, S and/or G criteria. ESG indicators are derived from publicly reported data, modelled data, or a combination of reported and modelled data. ESG indicators are based on a qualitative assessment due to the absence of well-defined uniform market standards and the use of multiple methodologies to assess ESG factors. No single clear, definitive test or framework (legal, regulatory, or otherwise) exists to determine labels such as, ‘ESG’, ‘sustainable’, ‘good governance’, ‘no adverse environmental, social and/or other impacts’, or other equivalently labelled objectives. Therefore, the exercise of subjective judgment is necessary. Different persons may classify the same investment, products and/or strategy differently regarding the foregoing labels.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE PRODUCT

REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

The JNL/Mellon Nasdaq ® 100 Index Fund and JNL/JPMorgan Nasdaq ® Hedged Equity Fund (together, the "JNL Funds") are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the JNL Funds. The Corporations make no representation or warranty, express or implied to the owners of the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds particularly, or the ability of the Nasdaq-100 Index ® to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company ("Licensee") is in the licensing of the Nasdaq ® , and Nasdaq-100 Index ® registered trademarks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index ® which is determined, composed and calculated by Nasdaq without regard to Licensee or the JNL Funds. Nasdaq has no obligation to take the needs of the Licensee or the owners of the JNL Funds into consideration in determining, composing or calculating the Nasdaq-100 Index ® . The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the JNL Funds to be issued or in the determination or calculation of the equation by which the JNL Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the JNL Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Morningstar® and the Morningstar Indices (as defined below) are trademarks or service marks of Morningstar, Inc. ("Morningstar") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). The JNL Funds (as defined below) are not sponsored, endorsed, sold or promoted by Morningstar, or any of its affiliated companies (all such entities, collectively, ''Morningstar Entities") or the Loan Syndications and Trading Association ("LSTA"). The Morningstar Entities and LSTA make no representation or warranty, express or implied, to the owners of the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds in particular or the ability of the Morningstar Indices to track general stock market performance. The Morningstar Entities' only relationship to JNAM is the licensing of: (i) certain service marks and service names of Morningstar and LSTA; and (ii) of the Morningstar Indices which is determined, composed and calculated by the Morningstar Entities without regard to JNAM or the JNL Funds. The Morningstar Entities have no obligation to take the needs of JNAM or the owners of the JNL Funds into consideration in determining, composing or calculating the Morningstar Indices. The Morningstar Entities and LSTA are not responsible for and have not participated in the determination of the prices and amount of the JNL Funds or the timing of the issuance or sale of the JNL Funds or in the determination or calculation of the equation by which the JNL Funds are converted into cash. The Morningstar Entities and LSTA have no obligation or liability in connection with the administration, marketing or trading of the JNL Funds.

Index (collectively, the "Morningstar Indices")	Fund (collectively, the "JNL Funds")
Morningstar® Aggressive Target Risk IndexSM	JNL Aggressive Growth Allocation Fund JNL/JPMorgan Managed Aggressive Growth Fund
Morningstar® Conservative Target Risk IndexSM	JNL Conservative Allocation Fund JNL/JPMorgan Managed Conservative Fund
Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM	JNL/Causeway International Value Select Fund
JNL/JPMorgan Managed Aggressive Growth Fund
JNL/JPMorgan Managed Conservative Fund
JNL/JPMorgan Managed Growth Fund
JNL/JPMorgan Managed Moderate Fund
JNL/JPMorgan Managed Moderate Growth Fund
JNL/Mellon International Index Fund
Morningstar® Developed Markets ex-North America Value Target Market Exposure IndexSM	JNL/Causeway International Value Select Fund

Index (collectively, the "Morningstar Indices")	Fund (collectively, the "JNL Funds")
Morningstar® Developed Markets ex-US Target Market Exposure IndexSM	JNL/DFA International Core Equity Fund
Morningstar® Developed Markets Target Market Exposure IndexSM	JNL/BlackRock Global Allocation Fund JNL/Mellon World Index Fund
Morningstar® Dividend Composite IndexSM	JNL/Franklin Templeton Income Fund JNL/WMC Equity Income Fund
Morningstar® Emerging Markets IndexSM	JNL Multi-Manager Emerging Markets Equity Fund
Morningstar® Emerging Markets Target Market Exposure IndexSM	JNL/Mellon Emerging Markets Index Fund JNL/GQG Emerging Markets Equity Fund
Morningstar® Global ex-US Small Cap Target Market Exposure IndexSM	JNL Multi-Manager International Small Cap Fund
Morningstar® Global ex-US Target Market Exposure IndexSM	JNL Multi-Manager International Equity Fund JNL Multi-Manager International Small Cap Fund JNL/American Funds International Fund JNL/WCM Focused International Equity Fund
Morningstar® Global Small Cap Target Market Exposure IndexSM	JNL Multi-Manager Global Small Cap Fund
Morningstar® Global Target Market Exposure IndexSM	JNL Aggressive Growth Allocation Fund
JNL Conservative Allocation Fund
JNL Growth Allocation Fund
JNL Growth ETF Allocation Fund
JNL Moderate Allocation Fund
JNL Moderate ETF Allocation Fund
JNL Moderate Growth Allocation Fund
JNL Moderate Growth ETF Allocation Fund
JNL Multi-Manager Global Small Cap Fund
JNL/American Funds Capital Income Builder Fund
JNL/American Funds Global Growth Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/American Funds New World Fund
JNL/BlackRock Global Natural Resources Fund
JNL/First Sentier Global Infrastructure Fund
JNL/JPMorgan Managed Aggressive Growth Fund
JNL/JPMorgan Managed Growth Fund
JNL/JPMorgan Managed Moderate Growth Fund
JNL/Loomis Sayles Global Growth Fund
JNL/Neuberger Berman Commodity Strategy Fund
JNL/Neuberger Berman Gold Plus Strategy Fund
JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
Morningstar® LSTA US Leveraged Loan IndexSM	JNL Multi-Manager Floating Rate Income Fund
Morningstar® Moderate Target Risk IndexSM	JNL Moderate Growth Allocation Fund
JNL Moderate Growth ETF Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/JPMorgan Managed Moderate Growth Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
Morningstar® Moderately Aggressive Target Risk IndexSM	JNL Growth Allocation Fund JNL Growth ETF Allocation Fund JNL/American Funds Growth Allocation Fund JNL/JPMorgan Managed Growth Fund JNL/Vanguard Growth ETF Allocation Fund
Morningstar® Moderately Conservative Target Risk IndexSM	JNL Moderate Allocation Fund JNL Moderate ETF Allocation Fund JNL/American Funds Moderate Allocation Fund JNL/JPMorgan Managed Moderate Fund JNL/Vanguard Moderate ETF Allocation Fund

Index (collectively, the "Morningstar Indices")	Fund (collectively, the "JNL Funds")
Morningstar® US Basic Materials IndexSM	JNL/Mellon Materials Sector Fund
Morningstar® US Communication Services IndexSM	JNL/Mellon Communication Services Sector Fund
Morningstar® US Consumer Cyclical IndexSM	JNL/Mellon Consumer Discretionary Sector Fund
Morningstar® US Consumer Defensive IndexSM	JNL/Mellon Consumer Staples Sector Fund
Morningstar® US Energy IndexSM	JNL/Mellon Energy Sector Fund
Morningstar® US Financial Services IndexSM	JNL/Mellon Financial Sector Fund
Morningstar® US Healthcare IndexSM	JNL/Mellon Healthcare Sector Fund
Morningstar® US Industrials IndexSM	JNL/Mellon Industrials Sector Fund
Morningstar® US Large-Mid Cap IndexSM	JNL/Morningstar U.S. Sustainability Index Fund
Morningstar® US Large-Mid Cap Broad Growth IndexSM	JNL/BlackRock Large Cap Select Growth Fund JNL/Fidelity Institutional AM® & JPMorgan Large Cap Growth Fund JNL/T. Rowe Price Growth Stock Fund
Morningstar® US Large-Mid Cap Broad Value IndexSM	JNL/JPMorgan U.S. Value Fund JNL/MFS Equity Income Fund JNL/Newton Equity Income Fund JNL/T. Rowe Price Value Fund JNL/WMC Value Fund
Morningstar® US Market IndexSM	JNL/Mellon U.S. Stock Market Index Fund
Morningstar® US Market Extended IndexSM
JNL Multi-Manager Mid Cap Fund
JNL Multi-Manager Small Cap Growth Fund
JNL Multi-Manager Small Cap Value Fund
JNL/DFA U.S. Core Equity Fund
JNL/DFA U.S. Small Cap Fund
JNL/Invesco Small Cap Growth Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Communication Services Sector Fund
JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Energy Sector Fund
JNL/Mellon Financial Sector Fund
JNL/Mellon Healthcare Sector Fund
JNL/Mellon Industrials Sector Fund
JNL/Mellon Information Technology Sector Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund
JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon Small Cap Index Fund
JNL/Mellon U.S. Stock Market Index Fund
JNL/Mellon Utilities Sector Fund
JNL/MFS Mid Cap Value Fund
JNL/Morningstar SMID Moat Focus Index Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund
JNL/T. Rowe Price Mid-Cap Growth Fund

Morningstar® US Mid Cap Broad Growth IndexSM	JNL/JPMorgan MidCap Growth Fund JNL/T. Rowe Price Mid-Cap Growth Fund
Morningstar® US Mid Cap Broad Value IndexSM	JNL/MFS Mid Cap Value Fund
Morningstar® US Mid Cap IndexSM	JNL Multi-Manager Mid Cap Fund
Morningstar® US Real Estate IndexSM	JNL/Mellon Real Estate Sector Fund
Morningstar® US REIT IndexSM	JNL/Cohen & Steers U.S. Realty Fund
Morningstar® US Small Cap Broad Growth Extended IndexSM	JNL Multi-Manager Small Cap Growth Fund JNL/Invesco Small Cap Growth Fund
Morningstar® US Small Cap Broad Value Extended IndexSM	JNL Multi-Manager Small Cap Value Fund
Morningstar® US Small Cap Extended IndexSM	JNL/DFA U.S. Small Cap Fund JNL/RAFI® Fundamental U.S. Small Cap Fund
Morningstar® US Small-Mid Cap IndexSM	JNL/Morningstar SMID Moat Focus Index Fund

Index (collectively, the "Morningstar Indices")	Fund (collectively, the "JNL Funds")
Morningstar® US Small-Mid Cap Moat Focus IndexSM	JNL/Morningstar SMID Moat Focus Index Fund
Morningstar® US Sustainability IndexSM	JNL/Morningstar U.S. Sustainability Index Fund
Morningstar® US Technology IndexSM	JNL/Mellon Information Technology Sector Fund
Morningstar® US Target Market Exposure IndexSM
JNL Multi-Manager Select Equity Fund
JNL/BlackRock Large Cap Select Growth Fund
JNL/Cohen & Steers U.S. Realty Fund
JNL/Fidelity Institutional AM® & JPMorgan Large Cap Growth Fund
JNL/JPMorgan Nasdaq® Hedged Equity Fund
JNL/JPMorgan U.S. Value Fund
JNL/Mellon DowSM Index Fu
JNL/Mellon Nasdaq® 100 Index Fund
JNL/Morningstar U.S. Sustainability Index Fund
JNL/Newton Equity Income Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Equity Income Fund
JNL/WMC Value Fund

Morningstar® US Utilities IndexSM	JNL/Mellon Utilities Sector Fund
Morningstar® Wide Moat Focus IndexSM	JNL/Morningstar Wide Moat Index Fund

THE MORNINGSTAR ENTITIES AND LSTA DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE MORNINGSTAR ENTITIES AND LSTA MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OR USERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN. THE MORNINGSTAR ENTITIES AND LSTA MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE MORNINGSTAR ENTITIES OR LSTA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The JNL/RAFI ® Fundamental U.S. Small Cap Fund and JNL/RAFI ® Multi-Factor U.S. Equity Fund (the "JNL/RAFI Funds") are not sponsored, offered, or sold in any manner by RAFI Indices, LLC or any of its affiliates, licensors or contractors (the "RAFI Parties") nor do any of the RAFI Parties offer to any person purchasing a product that uses or incorporates a product based on an Index any express or implicit guarantee, warranty or assurance either with regard to the results of using the RAFI Multi-Factor ® US Index and RAFI ® Fundamental US Small Company Index (each an "Index") or the Index Price at any time or in any other respect. Each Index is calculated and published by the RAFI Parties. The RAFI Parties use commercially reasonable efforts to ensure that the Index is calculated correctly. None of the RAFI Parties shall be liable to any person purchasing a product that uses or incorporates a product based on the Index for any error, omission, inaccuracy, incompleteness, delay, or interruption in the Index or any data related thereto or have any obligation to point out errors in the Index to any person. Neither publication of each Index by the RAFI Parties nor the licensing of the Index or Index trademark for the purpose of use in connection with the JNL/RAFI Funds constitutes a recommendation by any of the RAFI Parties to invest in nor does it in any way represent an assurance, endorsement or opinion of any of the RAFI Parties with regard to any investment in the JNL/RAFI Funds. The trade names Fundamental Index ® and RAFI ® are registered trademarks of Research Affiliates, LLC in the US and other countries.

"Bloomberg®" and the Bloomberg Indices (as defined below) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the index (collectively, "Bloomberg"), and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").

The JNL Funds (as defined below) are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds particularly. The only relationship of Bloomberg to JNAM is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Indices, which is determined, composed and calculated by BISL without regard to JNAM or the JNL Funds. Bloomberg has no obligation to take the needs of JNAM or the owners of the JNL Funds into consideration in determining, composing or calculating the Bloomberg Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL

Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to JNL Funds customers, in connection with the administration, marketing or trading of the JNL Funds.

Index (collectively, the "Bloomberg Indices")	Fund (collectively, the "JNL Funds")
Bloomberg 1-3 Yr Gov/Credit Index	JNL/T. Rowe Price Short-Term Bond Fund
Bloomberg Commodity Index	JNL/Neuberger Berman Commodity Strategy Fund
Bloomberg Gold Subindex	JNL/Neuberger Berman Gold Plus Strategy Fund
Bloomberg EM USD Aggregate Index	JNL/DoubleLine® Emerging Markets Fixed Income Fund JNL/PPM America Emerging Markets Debt Fund
Bloomberg Global Aggregate Index	JNL/DoubleLine® Emerging Markets Fixed Income Fund JNL/PPM America Emerging Markets Debt Fund
Bloomberg U.S. High Yield - 2% Issuer Cap Index	JNL/PPM America High Yield Bond Fund
Bloomberg U.S. Aggregate Index
JNL Aggressive Growth Allocation Fund
JNL Conservative Allocation Fund
JNL Growth Allocation Fund
JNL Growth ETF Allocation Fund
JNL Moderate Allocation Fund
JNL Moderate ETF Allocation Fund
JNL Moderate Growth Allocation Fund
JNL Moderate Growth ETF Allocation Fund
JNL Multi-Manager Alternative Fund
JNL Multi-Manager Floating Rate Income Fund
JNL/American Funds Balanced Fund
JNL/American Funds Bond Fund of America Fund
JNL/American Funds Capital Income Builder Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/DoubleLine® Core Fixed Income Fund
JNL/DoubleLine® Total Return Fund
JNL/Dreyfus Government Money Market Fund
JNL/Fidelity Institutional AM® Total Bond Fund
JNL/Franklin Templeton Income Fund
JNL/JPMorgan Managed Aggressive Growth Fund
JNL/JPMorgan Managed Conservative Fund
JNL/JPMorgan Managed Growth Fund
JNL/JPMorgan Managed Moderate Fund
JNL/JPMorgan Managed Moderate Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lord Abbett Short Duration Income Fund
JNL/Mellon Bond Index Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/PIMCO Income Fund
JNL/PIMCO Investment Grade Credit Bond Fund
JNL/PIMCO Real Return Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Investment Grade Credit Fund
JNL/PPM America Total Return Fund
JNL/T. Rowe Price Capital Appreciation Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Westchester Capital Event Driven Fund
JNL/WMC Balanced Fund

Bloomberg U.S. Credit Index	JNL/PIMCO Investment Grade Credit Bond Fund JNL/PPM America Investment Grade Credit Fund
Bloomberg U.S. Government Index	JNL/JPMorgan U.S. Government & Quality Bond Fund
Bloomberg U.S. Treasury: U.S. TIPS Index	JNL/PIMCO Real Return Fund
Bloomberg USD 1 Month Swap Rate Cash Deposit Index	JNL/Dreyfus Government Money Market Fund

BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE

USE OF THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES-WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE-ARISING IN CONNECTION WITH THE JNL FUNDS OR BLOOMBERG INDICES OR ANY DATA OR VALUES RELATING THERETO-WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

Barclays Capital Inc. and its affiliates ("Barclays") is not the issuer or producer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine® Shiller Enhanced CAPE® Fund. The Shiller Barclays CAPE™ US Sector II ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust ("JNLST") as the Issuer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE™ US Sector II ER USD Index is the licensing of the Shiller Barclays CAPE™ US Sector II ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine® Shiller Enhanced CAPE® Fund or the owners of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund. Additionally, JNLST or JNL/DoubleLine® Shiller Enhanced CAPE® Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE™ US Sector II ER USD Index in connection with JNL/DoubleLine® Shiller Enhanced CAPE® Fund investors acquire JNL/DoubleLine® Shiller Enhanced CAPE® Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE™ US Sector II ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine® Shiller Enhanced CAPE® Fund. The JNL/DoubleLine® Shiller Enhanced CAPE® Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine® Shiller Enhanced CAPE® Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE™ US Sector II ER USD Index to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund to be issued. Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE™ US Sector II ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE® SHILLER ENHANCED CAPE® FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

Wilshire ® is a registered trademark owned by Wilshire Advisors LLC (“Wilshire”) and used under license and the Wilshire Indexes SM indexes, Wilshire Liquid Alternative Index SM , and Wilshire Liquid Alternative Event Driven Index SM are service marks owned or licensed by Wilshire OpCo UK Limited and have been licensed by Wilshire Benchmarks US LLC for use by Jackson National Asset

Management, LLC. Wilshire OpCo UK Limited and Wilshire Benchmarks US LLC are referred to as “Wilshire Indexes”. All copyrightable subject matter in a Wilshire Indexes’ index and Wilshire Indexes’ data is © 2026 Wilshire Indexes, all rights reserved. The JNL Multi-Manager Alternative Fund and JNL/Westchester Capital Event Driven Fund (together, the "JNL Funds") are not sponsored, endorsed, sold or promoted by Wilshire Indexes and Wilshire Indexes makes no representations, warranties or other commitments with respect to the JNL Funds. Wilshire Indexes does not accept any liability to any person for any loss or damage arising out of any error or omission in the Wilshire Indexes’ indexes or Wilshire Indexes’ data.

APPENDIX C

SELLING FIRM SUPPORT

Below is a complete list of Selling Firms that received marketing and distribution and/or administrative support in 2025 from the Distributor and/or Jackson in relation to the sale of Jackson and Jackson of NY variable insurance products.

Advisor Circle Incorporated
Aegis Capital Corp.
Allegiance Capital
American Funds
Ameriprise
Ameritas Investment Corp.
APW Capital, Inc.
Aria (Retire One)
Arkadios Capital
Arlington Securities, Inc.
Ausdal Financial Partners Inc.
Avantax (formerly H.D. Vest Investment Securities, Inc.)
B Riley Wealth Management
BCG Securities, Inc.
Beacon Pointe Advisors
Benjamin Edwards
Berthel Fisher & Co.
BISA
Bonsai
Brookstone Capital Management, LLC
Cabot Lodge
Cadaret Grant & Company
Calton & Associates, Inc.
Cambridge Investment
Cape Securities, Inc.
Capital Investment Companies
Capital Investment Group, INC
Carson Pacific
Carey Street Partners LLC
Centaurus Financial
Cetera Advisor Networks, LLC
Cetera Advisors, LLC
Cetera Financial Specialists
Cetera Investment Services, LLC
CFD Investments, Inc.
Chase Wealth Management
CitiGroup Global Markets, Inc.
Commonwealth Financial Network
Concorde Investment Services
Concourse Financial
Concurrent Investment Advisors, LLC
Coordinated Capital Securities, Inc.
Cornerstone Capital Management Co.
Country Financial
Cramer
CreativeOne Securities LLC
CUSO Financial Services, Inc. & L.P.
D. A. Davidson & Company
DAI Securities, LLC
Davenport & Company
Dempsey Lord Smith, LLC
DFPG Investments
DPL (The Leader's Group)
Emerson Equities
Equitable Network (formerly AXA)
Equity Services
FIDx
FIG
Financial & Estate Planning Council
Financial Planning Associates
Financial Services Institute
First Citizen Investor
First Heartland Capital, Inc.
First Horizon (formerly FTB Advisors)
Flourish
Focus Financial PArtners LLC
Fortune Financial Services
Founders Financial Securities
FPA
Frost Brokerage Services, Inc.
G. W. Sherwold Associates, Inc.
Geneos Wealth Management, Inc.
Gradient Radient Securities, LLC
Gradient Securities
Grove Point, LLC (formerly H Beck, Inc.)
GWN Securities, Inc.
Halo
Harbour Investment
Hazard & Siegel, Inc.
Hightower Advisors, LLC
Hightower Securities, LLC
Hornor Townsend & Kent, Inc.
IFP Securities, LLC
Independent Financial Group
Innovation Partners, LLC
Institutional Capital Network, Inc.
Integrity Alliance, LLC
International Assets Advisory
Investment Planners Inc.
J W Cole Financial, Inc.
J.P. Morgan Securities LLC
Janney, Montgomery Scott, LLC
JP Morgan Advisors
Kestra Financial Services (formerly NFP Securities, Inc.)
Key Investment Services
Kovack Securities, Inc.
LaSalle St. Securities, LLC
Lifemark Securities
Lincoln Investment Planning
Lion Street
Lion Street Financial, LLC
LL Global, Inc.
LPL Financial Corporation
M & T
M Holdings Securities, Inc.
Madison Ave Securities, Inc.
Merrill Lynch
Mid Atlantic Capital Group, Inc.
Midwest Professional Planners, LTD.
MML Investors Services/ MSI Financial Services
Modern Capital Securities, Inc.
Moloney Securities Co., Inc.
Momentum Independent Network, Inc.
Money Concepts Capital Corp.
Morgan Stanley Smith Barney, LLC
Mutual Group
MWA Financial Services Inc.
NAIFA
Nationwide Planning Associates
Navy Federal Financial Group, LLC
NewEdge Advisors, LLC
Next Financial Group
Northland Securities
OneAmerica Securities, Inc.
Onyx Bridge Wealth Group LLC
Oppenheimer & Co.. Inc.
Osaic (formerly Advisor Group)
Pacific Northwest Financial Advisors, Inc.
Packerland Brokerage Services
Park Avenue Securities
Parkland Securities, LLC
Peak Brokerage Services
Peak Reps
Pensionmark Securities, LLC
Pinnacle Group
PlanMember Securities Corp.
PNC Investments, LLC
Private Client Services, LLC
Producer's Choice
Prospera Financial Services, Inc.
Pruco Securities
Prudential Insurance Company
Purshe Kaplan Sterling
PWA Securities, LLC
Raymond James & Associates, Inc.
RBC Capital Markets Corporation
Rembrandt Financial Group LLC
RFG Advisory, LLC
Robert W Baird & Co., Inc.
Rockefeller Financial
Rogan and Associates
Saltzman
San Blas Securities, LLC
Santander Securities, LLC
SCF Securities
Schwab/TD Ameritrade
Sigma Financial Corporation
Signal Securities, Inc.
Silver Oak Securities
C-1

Snowden Account Services, Inc.
Sorrento Pacific Financial
Spire Securities
State Farm
Steward Partners Investment Solutions, LLC
Stifel Nicolaus & Co., Inc.
StoneX Securities Inc.
Summit Global Investments LLC
Supreme Alliance LLC
Tandem Securities, Inc.
The Advisors Development Network LLC
The Huntington Investment Company
The National Association of Personal Financial Advisors
The O.N. Equity Sales Company
Thrasher & Company, Inc.
Thrivent
Top Producer International, LLC
Transamerica Financial Services, Inc.
Trek Financial, LLC
Trinity Wealth Securities, LLC
Truist Investment Services, Inc.
UBS Financial Services, Inc.
UnionBanc Investment Services, LLC
United Planners Financial
US Bancorp Investments, Inc.
USA Financial Securities Corp.
ValMark Securities, Inc.
Vanderbilt Securities
Verity Investments, Inc.
VestGen Wealth Partners, LLC
Voya Financial Advisors
Wealth Enhancement Brokerage Services, LLC
Wealthplan Investment Management
Wells Fargo Advisors / Investments
Western International Securities
Westminster Financial
Wintrust Investments, LLC
World Equity Group
World Investments, Inc.

C-2

Mailing Address and Contact Information
Customer Care Center
Regular Mail:	P.O. Box 24068, Lansing, Michigan 48909-4068
Overnight Mail:	1 Corporate Way, Lansing, Michigan 48951
Customer Care:	1-800-644-4565 8:00 a.m. to 7:00 p.m. ET (M-F)
Fax:	1-800-701-0125
Email:	customercare@jackson.com

D-1

WHERE TO FIND ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) dated April 27, 2026 contains more information about the Contracts and the Separate Account, and can be found online at https://www.jackson.com/product-literature-1.html . The SAI has been filed with the SEC and is incorporated by reference into this prospectus. For a free paper copy of the SAI, to request other information about the Contracts, and to make investor inquiries call us at 1-800-644-4565 or write to us at:

Customer Care Center
P.O. Box 24068
Lansing, Michigan 48909-4068

Reports and other information about the Separate Account are available on the SEC’s website at https://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Separate Account EDGAR contract identifier #C000106593

D-2

STATEMENT OF ADDITIONAL INFORMATION

April 27, 2026

ELITE ACCESS®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 27, 2026. The Prospectus may be obtained from Jackson National Life Insurance Company (“Jackson”) by writing P.O. Box 24068, Lansing, Michigan 48909-4068, or calling 1-800-644-4565.

1

General Information and History

Jackson

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson is a wholly owned subsidiary of Jackson Financial Inc. (“JFI”). Prudential plc and Athene Life Re Ltd each hold a minority economic interest in JFI. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc. JFI is also the ultimate parent of PPM America, Inc., a sub-adviser for certain of the Funds, and Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606.

We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

The Separate Account

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

We have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act (CEA) with respect to the Separate Account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the Separate Account.

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson®). Jackson is a wholly owned subsidiary of Jackson Financial Inc., a publicly traded life insurance company in the United States.

Trademarks, Service Marks, and Related Disclosures

“JNL®,” “Jackson National®,” “Jackson®,” “Jackson of NY®” and “Jackson National Life Insurance Company of New York®” are trademarks of Jackson National Life Insurance Company®.

Goldman Sachs is a registered service mark of Goldman Sachs & Co. LLC

Fidelity Institutional Asset Management and Fidelity Institutional AM are registered service marks of FMR LLC. Used with permission.

The "S&P 500 ® ,” “S&P MidCap 400 ® ,” “S&P SmallCap 600 ® ,” and the "Dow Jones Industrial Average ® " (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC ("SPDJI"), and have been licensed for use by Jackson National Life Insurance Company and its Affiliates (collectively, "Licensee"). S&P ® , S&P 500 ® , S&P 400 ® , S&P MidCap 400 ® , S&P 600 ® , S&P SmallCap 600 ® , SPX ® , SPY ® , US 500™, The 500 ® , iBoxx ® , iTraxx ® , CDX ® , The Dow ® , DJIA ® , and Dow Jones Industrial Average ® are trademarks of S&P Global, Inc. or its affiliates or licensors ("S&P"); Dow Jones ® , DJIA ® , Dow Jones Industrial Average ® are registered trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”). It is not possible to invest directly in an index. The JNL/Mellon Dow SM Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, and JNL/Mellon Small Cap Index Fund (collectively, the “JNL Funds”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices does not make any representation or warranty, expressed or implied, to the owners of the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds particularly or the ability of the Indices to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices' only relationship to Licensee with respect to the Indices is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices or its licensors.

The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the JNL Funds. S&P Dow Jones Indices has no obligation to take the needs of Licensee, or the owners of the JNL Funds into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the JNL Funds. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading
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advisor, commodity pool operator, broker dealer, fiduciary, promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice. SPDJI provides indices that use environmental, social and/or governance (ESG) indicators (including, without limit, business involvement screens, conformance to voluntary corporate standards, GHG emissions data, and ESG scores) to select, weight and/or exclude constituents. ESG indicators seek to measure a company’s, or an asset’s performance, with respect to E, S and/or G criteria. ESG indicators are derived from publicly reported data, modelled data, or a combination of reported and modelled data. ESG indicators are based on a qualitative assessment due to the absence of well-defined uniform market standards and the use of multiple methodologies to assess ESG factors. No single clear, definitive test or framework (legal, regulatory, or otherwise) exists to determine labels such as, ‘ESG’, ‘sustainable’, ‘good governance’, ‘no adverse environmental, social and/or other impacts’, or other equivalently labelled objectives. Therefore, the exercise of subjective judgment is necessary. Different persons may classify the same investment, products and/or strategy differently regarding the foregoing labels.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE PRODUCT REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

The JNL/Mellon Nasdaq ® 100 Index Fund and JNL/JPMorgan Nasdaq ® Hedged Equity Fund (together, the "JNL Funds") are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the JNL Funds. The Corporations make no representation or warranty, express or implied to the owners of the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds particularly, or the ability of the Nasdaq-100 Index ® to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company ("Licensee") is in the licensing of the Nasdaq ® , and Nasdaq-100 Index ® registered trademarks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index ® which is determined, composed and calculated by Nasdaq without regard to Licensee or the JNL Funds. Nasdaq has no obligation to take the needs of the Licensee or the owners of the JNL Funds into consideration in determining, composing or calculating the Nasdaq-100 Index ® . The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the JNL Funds to be issued or in the determination or calculation of the equation by which the JNL Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the JNL Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Morningstar® and the Morningstar Indices (as defined below) are trademarks or service marks of Morningstar, Inc. ("Morningstar") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). The JNL Funds (as
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defined below) are not sponsored, endorsed, sold or promoted by Morningstar, or any of its affiliated companies (all such entities, collectively, ''Morningstar Entities") or the Loan Syndications and Trading Association ("LSTA"). The Morningstar Entities and LSTA make no representation or warranty, express or implied, to the owners of the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds in particular or the ability of the Morningstar Indices to track general stock market performance. The Morningstar Entities' only relationship to JNAM is the licensing of: (i) certain service marks and service names of Morningstar and LSTA; and (ii) of the Morningstar Indices which is determined, composed and calculated by the Morningstar Entities without regard to JNAM or the JNL Funds. The Morningstar Entities have no obligation to take the needs of JNAM or the owners of the JNL Funds into consideration in determining, composing or calculating the Morningstar Indices. The Morningstar Entities and LSTA are not responsible for and have not participated in the determination of the prices and amount of the JNL Funds or the timing of the issuance or sale of the JNL Funds or in the determination or calculation of the equation by which the JNL Funds are converted into cash. The Morningstar Entities and LSTA have no obligation or liability in connection with the administration, marketing or trading of the JNL Funds.

Index (collectively, the "Morningstar Indices")	Fund (collectively, the "JNL Funds")
Morningstar® Aggressive Target Risk IndexSM	JNL Aggressive Growth Allocation Fund JNL/JPMorgan Managed Aggressive Growth Fund
Morningstar® Conservative Target Risk IndexSM	JNL Conservative Allocation Fund JNL/JPMorgan Managed Conservative Fund
Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM	JNL/Causeway International Value Select Fund
JNL/JPMorgan Managed Aggressive Growth Fund
JNL/JPMorgan Managed Conservative Fund
JNL/JPMorgan Managed Growth Fund
JNL/JPMorgan Managed Moderate Fund
JNL/JPMorgan Managed Moderate Growth Fund
JNL/Mellon International Index Fund
Morningstar® Developed Markets ex-North America Value Target Market Exposure IndexSM	JNL/Causeway International Value Select Fund
Morningstar® Developed Markets ex-US Target Market Exposure IndexSM	JNL/DFA International Core Equity Fund
Morningstar® Developed Markets Target Market Exposure IndexSM	JNL/BlackRock Global Allocation Fund JNL/Mellon World Index Fund
Morningstar® Dividend Composite IndexSM	JNL/Franklin Templeton Income Fund JNL/WMC Equity Income Fund
Morningstar® Emerging Markets IndexSM	JNL Multi-Manager Emerging Markets Equity Fund
Morningstar® Emerging Markets Target Market Exposure IndexSM	JNL/Mellon Emerging Markets Index Fund JNL/GQG Emerging Markets Equity Fund
Morningstar® Global ex-US Small Cap Target Market Exposure IndexSM	JNL Multi-Manager International Small Cap Fund
Morningstar® Global ex-US Target Market Exposure IndexSM	JNL Multi-Manager International Equity Fund JNL Multi-Manager International Small Cap Fund JNL/American Funds International Fund JNL/WCM Focused International Equity Fund
Morningstar® Global Small Cap Target Market Exposure IndexSM	JNL Multi-Manager Global Small Cap Fund
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Index (collectively, the "Morningstar Indices")	Fund (collectively, the "JNL Funds")
Morningstar® Global Target Market Exposure IndexSM	JNL Aggressive Growth Allocation Fund
JNL Conservative Allocation Fund
JNL Growth Allocation Fund
JNL Growth ETF Allocation Fund
JNL Moderate Allocation Fund
JNL Moderate ETF Allocation Fund
JNL Moderate Growth Allocation Fund
JNL Moderate Growth ETF Allocation Fund
JNL Multi-Manager Global Small Cap Fund
JNL/American Funds Capital Income Builder Fund
JNL/American Funds Global Growth Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/American Funds New World Fund
JNL/BlackRock Global Natural Resources Fund
JNL/First Sentier Global Infrastructure Fund
JNL/JPMorgan Managed Aggressive Growth Fund
JNL/JPMorgan Managed Growth Fund
JNL/JPMorgan Managed Moderate Growth Fund
JNL/Loomis Sayles Global Growth Fund
JNL/Neuberger Berman Commodity Strategy Fund
JNL/Neuberger Berman Gold Plus Strategy Fund
JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
Morningstar® LSTA US Leveraged Loan IndexSM	JNL Multi-Manager Floating Rate Income Fund
Morningstar® Moderate Target Risk IndexSM	JNL Moderate Growth Allocation Fund
JNL Moderate Growth ETF Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/JPMorgan Managed Moderate Growth Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
Morningstar® Moderately Aggressive Target Risk IndexSM	JNL Growth Allocation Fund JNL Growth ETF Allocation Fund JNL/American Funds Growth Allocation Fund JNL/JPMorgan Managed Growth Fund JNL/Vanguard Growth ETF Allocation Fund
Morningstar® Moderately Conservative Target Risk IndexSM	JNL Moderate Allocation Fund JNL Moderate ETF Allocation Fund JNL/American Funds Moderate Allocation Fund JNL/JPMorgan Managed Moderate Fund JNL/Vanguard Moderate ETF Allocation Fund
Morningstar® US Basic Materials IndexSM	JNL/Mellon Materials Sector Fund
Morningstar® US Communication Services IndexSM	JNL/Mellon Communication Services Sector Fund
Morningstar® US Consumer Cyclical IndexSM	JNL/Mellon Consumer Discretionary Sector Fund
Morningstar® US Consumer Defensive IndexSM	JNL/Mellon Consumer Staples Sector Fund
Morningstar® US Energy IndexSM	JNL/Mellon Energy Sector Fund
Morningstar® US Financial Services IndexSM	JNL/Mellon Financial Sector Fund
Morningstar® US Healthcare IndexSM	JNL/Mellon Healthcare Sector Fund
Morningstar® US Industrials IndexSM	JNL/Mellon Industrials Sector Fund
Morningstar® US Large-Mid Cap IndexSM	JNL/Morningstar U.S. Sustainability Index Fund
Morningstar® US Large-Mid Cap Broad Growth IndexSM	JNL/BlackRock Large Cap Select Growth Fund JNL/Fidelity Institutional AM® & JPMorgan Large Cap Growth Fund JNL/T. Rowe Price Growth Stock Fund
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Index (collectively, the "Morningstar Indices")	Fund (collectively, the "JNL Funds")
Morningstar® US Large-Mid Cap Broad Value IndexSM	JNL/JPMorgan U.S. Value Fund JNL/MFS Equity Income Fund JNL/Newton Equity Income Fund JNL/T. Rowe Price Value Fund JNL/WMC Value Fund
Morningstar® US Market IndexSM	JNL/Mellon U.S. Stock Market Index Fund
Morningstar® US Market Extended IndexSM
JNL Multi-Manager Mid Cap Fund
JNL Multi-Manager Small Cap Growth Fund
JNL Multi-Manager Small Cap Value Fund
JNL/DFA U.S. Core Equity Fund
JNL/DFA U.S. Small Cap Fund
JNL/Invesco Small Cap Growth Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Communication Services Sector Fund
JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Energy Sector Fund
JNL/Mellon Financial Sector Fund
JNL/Mellon Healthcare Sector Fund
JNL/Mellon Industrials Sector Fund
JNL/Mellon Information Technology Sector Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund
JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon Small Cap Index Fund
JNL/Mellon U.S. Stock Market Index Fund
JNL/Mellon Utilities Sector Fund
JNL/MFS Mid Cap Value Fund
JNL/Morningstar SMID Moat Focus Index Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund
JNL/T. Rowe Price Mid-Cap Growth Fund

Morningstar® US Mid Cap Broad Growth IndexSM	JNL/JPMorgan MidCap Growth Fund JNL/T. Rowe Price Mid-Cap Growth Fund
Morningstar® US Mid Cap Broad Value IndexSM	JNL/MFS Mid Cap Value Fund
Morningstar® US Mid Cap IndexSM	JNL Multi-Manager Mid Cap Fund
Morningstar® US Real Estate IndexSM	JNL/Mellon Real Estate Sector Fund
Morningstar® US REIT IndexSM	JNL/Cohen & Steers U.S. Realty Fund
Morningstar® US Small Cap Broad Growth Extended IndexSM	JNL Multi-Manager Small Cap Growth Fund JNL/Invesco Small Cap Growth Fund
Morningstar® US Small Cap Broad Value Extended IndexSM	JNL Multi-Manager Small Cap Value Fund
Morningstar® US Small Cap Extended IndexSM	JNL/DFA U.S. Small Cap Fund JNL/RAFI® Fundamental U.S. Small Cap Fund
Morningstar® US Small-Mid Cap IndexSM	JNL/Morningstar SMID Moat Focus Index Fund
Morningstar® US Small-Mid Cap Moat Focus IndexSM	JNL/Morningstar SMID Moat Focus Index Fund
Morningstar® US Sustainability IndexSM	JNL/Morningstar U.S. Sustainability Index Fund
Morningstar® US Technology IndexSM	JNL/Mellon Information Technology Sector Fund
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Index (collectively, the "Morningstar Indices")	Fund (collectively, the "JNL Funds")
Morningstar® US Target Market Exposure IndexSM
JNL Multi-Manager Select Equity Fund
JNL/BlackRock Large Cap Select Growth Fund
JNL/Cohen & Steers U.S. Realty Fund
JNL/Fidelity Institutional AM® & JPMorgan Large Cap Growth Fund
JNL/JPMorgan Nasdaq® Hedged Equity Fund
JNL/JPMorgan U.S. Value Fund
JNL/Mellon DowSM Index Fu
JNL/Mellon Nasdaq® 100 Index Fund
JNL/Morningstar U.S. Sustainability Index Fund
JNL/Newton Equity Income Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Equity Income Fund
JNL/WMC Value Fund

Morningstar® US Utilities IndexSM	JNL/Mellon Utilities Sector Fund
Morningstar® Wide Moat Focus IndexSM	JNL/Morningstar Wide Moat Index Fund

THE MORNINGSTAR ENTITIES AND LSTA DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE MORNINGSTAR ENTITIES AND LSTA MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OR USERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN. THE MORNINGSTAR ENTITIES AND LSTA MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE MORNINGSTAR ENTITIES OR LSTA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The JNL/RAFI ® Fundamental U.S. Small Cap Fund and JNL/RAFI ® Multi-Factor U.S. Equity Fund (the "JNL/RAFI Funds") are not sponsored, offered, or sold in any manner by RAFI Indices, LLC or any of its affiliates, licensors or contractors (the "RAFI Parties") nor do any of the RAFI Parties offer to any person purchasing a product that uses or incorporates a product based on an Index any express or implicit guarantee, warranty or assurance either with regard to the results of using the RAFI Multi-Factor ® US Index and RAFI ® Fundamental US Small Company Index (each an "Index") or the Index Price at any time or in any other respect. Each Index is calculated and published by the RAFI Parties. The RAFI Parties use commercially reasonable efforts to ensure that the Index is calculated correctly. None of the RAFI Parties shall be liable to any person purchasing a product that uses or incorporates a product based on the Index for any error, omission, inaccuracy, incompleteness, delay, or interruption in the Index or any data related thereto or have any obligation to point out errors in the Index to any person. Neither publication of each Index by the RAFI Parties nor the licensing of the Index or Index trademark for the purpose of use in connection with the JNL/RAFI Funds constitutes a recommendation by any of the RAFI Parties to invest in nor does it in any way represent an assurance, endorsement or opinion of any of the RAFI Parties with regard to any investment in the JNL/RAFI Funds. The trade names Fundamental Index ® and RAFI ® are registered trademarks of Research Affiliates, LLC in the US and other countries.

"Bloomberg®" and the Bloomberg Indices (as defined below) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the index (collectively, "Bloomberg"), and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").

The JNL Funds (as defined below) are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds particularly. The only relationship of Bloomberg to JNAM is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Indices, which is determined, composed and calculated by BISL without regard to JNAM or the JNL Funds. Bloomberg has no obligation to take the needs of JNAM or the owners of the JNL Funds into consideration in determining, composing or calculating the Bloomberg Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to JNL Funds customers, in connection with the administration, marketing or trading of the JNL Funds.

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Index (collectively, the "Bloomberg Indices")	Fund (collectively, the "JNL Funds")
Bloomberg 1-3 Yr Gov/Credit Index	JNL/T. Rowe Price Short-Term Bond Fund
Bloomberg Commodity Index	JNL/Neuberger Berman Commodity Strategy Fund
Bloomberg Gold Subindex	JNL/Neuberger Berman Gold Plus Strategy Fund
Bloomberg EM USD Aggregate Index	JNL/DoubleLine® Emerging Markets Fixed Income Fund JNL/PPM America Emerging Markets Debt Fund
Bloomberg Global Aggregate Index	JNL/DoubleLine® Emerging Markets Fixed Income Fund JNL/PPM America Emerging Markets Debt Fund
Bloomberg U.S. High Yield - 2% Issuer Cap Index	JNL/PPM America High Yield Bond Fund
Bloomberg U.S. Aggregate Index
JNL Aggressive Growth Allocation Fund
JNL Conservative Allocation Fund
JNL Growth Allocation Fund
JNL Growth ETF Allocation Fund
JNL Moderate Allocation Fund
JNL Moderate ETF Allocation Fund
JNL Moderate Growth Allocation Fund
JNL Moderate Growth ETF Allocation Fund
JNL Multi-Manager Alternative Fund
JNL Multi-Manager Floating Rate Income Fund
JNL/American Funds Balanced Fund
JNL/American Funds Bond Fund of America Fund
JNL/American Funds Capital Income Builder Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/DoubleLine® Core Fixed Income Fund
JNL/DoubleLine® Total Return Fund
JNL/Dreyfus Government Money Market Fund
JNL/Fidelity Institutional AM® Total Bond Fund
JNL/Franklin Templeton Income Fund
JNL/JPMorgan Managed Aggressive Growth Fund
JNL/JPMorgan Managed Conservative Fund
JNL/JPMorgan Managed Growth Fund
JNL/JPMorgan Managed Moderate Fund
JNL/JPMorgan Managed Moderate Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lord Abbett Short Duration Income Fund
JNL/Mellon Bond Index Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/PIMCO Income Fund
JNL/PIMCO Investment Grade Credit Bond Fund
JNL/PIMCO Real Return Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Investment Grade Credit Fund
JNL/PPM America Total Return Fund
JNL/T. Rowe Price Capital Appreciation Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Westchester Capital Event Driven Fund
JNL/WMC Balanced Fund

Bloomberg U.S. Credit Index	JNL/PIMCO Investment Grade Credit Bond Fund JNL/PPM America Investment Grade Credit Fund
Bloomberg U.S. Government Index	JNL/JPMorgan U.S. Government & Quality Bond Fund
Bloomberg U.S. Treasury: U.S. TIPS Index	JNL/PIMCO Real Return Fund
Bloomberg USD 1 Month Swap Rate Cash Deposit Index	JNL/Dreyfus Government Money Market Fund

BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY
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LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES-WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE-ARISING IN CONNECTION WITH THE JNL FUNDS OR BLOOMBERG INDICES OR ANY DATA OR VALUES RELATING THERETO-WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

Barclays Capital Inc. and its affiliates ("Barclays") is not the issuer or producer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine® Shiller Enhanced CAPE® Fund. The Shiller Barclays CAPE™ US Sector II ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust ("JNLST") as the Issuer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE™ US Sector II ER USD Index is the licensing of the Shiller Barclays CAPE™ US Sector II ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine® Shiller Enhanced CAPE® Fund or the owners of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund. Additionally, JNLST or JNL/DoubleLine® Shiller Enhanced CAPE® Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE™ US Sector II ER USD Index in connection with JNL/DoubleLine® Shiller Enhanced CAPE® Fund investors acquire JNL/DoubleLine® Shiller Enhanced CAPE® Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE™ US Sector II ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine® Shiller Enhanced CAPE® Fund. The JNL/DoubleLine® Shiller Enhanced CAPE® Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine® Shiller Enhanced CAPE® Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE™ US Sector II ER USD Index to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund to be issued. Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE™ US Sector II ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE® SHILLER ENHANCED CAPE® FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

Wilshire ® is a registered trademark owned by Wilshire Advisors LLC (“Wilshire”) and used under license and the Wilshire Indexes SM indexes, Wilshire Liquid Alternative Index SM , and Wilshire Liquid Alternative Event Driven Index SM are service marks owned or licensed by Wilshire OpCo UK Limited and have been licensed by Wilshire Benchmarks US LLC for use by Jackson National Asset Management, LLC. Wilshire OpCo UK Limited and Wilshire Benchmarks US LLC are referred to as “Wilshire Indexes”. All copyrightable subject matter in a Wilshire Indexes’ index and Wilshire Indexes’ data is © 2026 Wilshire Indexes, all rights reserved. The JNL Multi-Manager Alternative Fund and JNL/Westchester Capital Event Driven Fund (together, the "JNL Funds") are not sponsored, endorsed, sold or promoted by Wilshire Indexes and Wilshire Indexes makes no representations, warranties or other
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commitments with respect to the JNL Funds. Wilshire Indexes does not accept any liability to any person for any loss or damage arising out of any error or omission in the Wilshire Indexes’ indexes or Wilshire Indexes’ data.

Services

Jackson is custodian of the assets of the Separate Account. Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of each Investment Division within Jackson National Separate Account - I and Jackson National Life Insurance Company for the periods indicated have been incorporated by reference herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP’s report dated March 20, 2026, states that Jackson National Life Insurance Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP’s report states that the financial statements of Jackson National Life Insurance Company are not intended to be and, therefore, are not fairly presented in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting principles. The principal business address of KPMG LLP is 200 E Randolph, Suite 5500, Chicago, Illinois 60601.

Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. Pursuant to an agreement between Jackson and JNAM, JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. For the past three years, Jackson paid $724,851 in 2023, $791,359 in 2024 and $933,097 in 2025 for the services provided by JNAM to Jackson.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Contract Adjustments

An Excess Interest Adjustment (“EIA”) may apply to amounts withdrawn, transferred, or annuitized from a Fixed Account Option prior to the end of the specified period. The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period. Excess Interest Adjustments protect the Company from risks related to the value of the fixed investment instruments supporting the Contract guarantees if amounts are withdrawn prematurely. The Excess Interest Adjustment shifts the risk from the Company to you.

In order to determine whether there will be an Excess Interest Adjustment, we first consider the base interest rate of the Fixed Account Option from which you are removing Contract Value as a withdrawal, transfer, or annuitization. As discussed in the section titled “The Fixed Account”, the base interest rate is a rate which we declare at the time you allocate any amount to a Fixed Account Option and which we credit to that Fixed Account Option if and when such base interest rate is higher than the Fixed Account minimum interest rate. The Excess Interest Adjustment is based on the relationship of the base interest rate on your Fixed Account Option to the current new business interest rate, which is a rate that we use solely for purposes of calculating the amount of any Excess Interest Adjustment. The current new business interest rate is 0.25% per annum greater than the base interest rate we are then offering for new allocations to Fixed Account Options with the same duration as your Fixed Account Option. If we are not offering that duration at the time of your withdrawal, transfer, or annuitization, we will estimate a base interest rate for that duration based on the closest durations that we are then offering.

If the base interest rate available for allocations into a new Fixed Account Option at the time of your withdrawal, transfer, or annuitization is higher than the base interest rate declared at the time of your allocation to a Fixed Account Option, a negative adjustment to the amount withdrawn, transferred or annuitized may apply, which would reduce the amount paid, transferred or annuitized. If the base interest rate available for allocations into a new Fixed Account Option at the time of withdrawal, transfer, or annuitization is lower than the base interest rate declared at the time of your allocation to a Fixed Account Option, a positive adjustment to the amount withdrawn, transferred or annuitized may apply, which would increase the amount paid, transferred or annuitized. There will be no Excess Interest Adjustment if the two rates are the same.

If the current new business interest rate is greater than the base interest rate for the Fixed Account Option from which the amount is removed, there will be no Excess Interest Adjustment if the difference between the two is less than 0.25%. This limitation avoids
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decreases in the amount paid, transferred, or annuitized in situations where the general level of interest rates has declined but the current new business interest rate nevertheless exceeds the base interest rate for your Fixed Account Option because of the additional 0.25% that is added when determining the current new business interest rate (as described above).

The application of an Excess Interest Adjustment could result in a reduction in the amount you receive from a withdrawal, and in extreme circumstances, such losses could be as high as 12.5% of your investment. The maximum loss would only occur if interest rates have risen dramatically between the date your Contract was issued and the time of your total withdrawal. An Excess Interest Adjustment will not otherwise affect the values under your Contract. Please see the SAI for an illustration of how an MVA impacts your withdrawals and contract values.

There is no Excess Interest Adjustment on: amounts taken from the one-year Fixed Account Option; death benefit payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; free withdrawals; amounts removed from the GMAB Fixed Account Option; amounts removed from any Fixed Account Option on the Latest Income Date and amounts removed from any Fixed Account Option in the 30-day period following the end of a Fixed Account Option term. In no event will the amount of a total withdrawal, transfer or annuitization from the Fixed Account Options be less than the Fixed Account Minimum Value. In the case of a withdrawal or transfer from a Fixed Account Option, the amount withdrawn or transferred will have been credited with interest at a rate at least equal to the Fixed Account minimum interest rate, even if subject to an Excess Interest Adjustment that otherwise would have reduced it below that rate.

Excess Interest Adjustment Example.

Example 1: The following example illustrates how the Fixed Account Minimum Value may affect an Excess Interest Adjustment on a total withdrawal.
• If you allocated your $10,000 initial Premium to the Fixed Account and your declared rate of interest was 3%, after one year (assuming no other transactions) your Contract Value in the Fixed Account would be $10,300.
• If the Fixed Account minimum interest rate was 1%, your Fixed Account Minimum Value would be $8,837.50.
• In this case, an Excess Interest Adjustment could not reduce the withdrawal by more than $1,462.50 (the difference between your Contract Value in the Fixed Account and the Fixed Account Minimum Value).
• For example, if you request a total withdrawal (gross amount of $10,300) and it is subject to a $1,000 negative Excess Interest Adjustment, the withdrawal amount would be adjusted to $9,300.
• However, if it were subject to a negative $1,500 Excess Interest Adjustment, the withdrawal would be adjusted to $8,837.50 (i.e. the Fixed Account Minimum Value), so that it does not invade the Fixed Account Minimum Value.
• Immediately after the latter withdrawal example, there will be no difference between your Contract Value in the Fixed Account and Fixed Account Minimum Value, and no negative Excess Interest Adjustments will apply on subsequent withdrawals until the Contract Value in the Fixed Account grows to be larger than the Fixed Account Minimum Value.

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 300 Innovation Drive, Franklin, Tennessee 37067. JNLD is a subsidiary of Jackson.

For Elite Access ® Contracts, the aggregate amount of commissions paid to broker-dealers was $155,044,128 in 2023, $179,922,268 in 2024 and $224,019,241 in 2025. JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson advertises performance for an Investment Division (except the JNL/Dreyfus Government Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period (“initial investment”) and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value (“redeemable value”) of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.
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Jackson may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An Owner’s withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per Accumulation Unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division’s actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/Dreyfus Government Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/Dreyfus Government Money Market Division’s yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Dreyfus Government Money Market Division’s effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

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The JNL/Dreyfus Government Money Market Division’s and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund’s portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund’s expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund’s Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract Owner’s investment in the JNL/Dreyfus Government Money Market Division nor that Division’s investment in the JNL/Dreyfus Government Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS “ANNUITY CONTRACTS” UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson’s Tax Status

Jackson is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the “Code”). For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general. An individual Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. Generally, withdrawals under a tax-qualified contract are taxable as ordinary income. For Contracts issued in connection with non-qualified plans, the cost basis is generally the Premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Medicare Tax on Net Investment Income

As of 2013, the taxable portion of distributions from a non-qualified annuity Contract are considered investment income for purposes of the Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisers for more information.

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Withholding Tax on Distributions

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For “eligible rollover distributions” from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution “rolled over” to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the Owner.

An “eligible rollover distribution” is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated Beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to “roll over” the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the Owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed as if the payee had checked the box for "Single" in Step 1(c) and had no entries in Step 2, Step 3, and Step 4 on Internal Revenue Service Form W-4P, or under the currently applicable federal tax rules.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient’s conduct of a trade or business in the United States and such payment is included in the recipient’s gross income.

Diversification - Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department (“Treasury Department”). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying the variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract Owner control of the investments of a segregated asset account would cause the Contract Owner to be treated as the Owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the Owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the Owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the Contract Owners to be treated as the Owners of those assets and thus to be subject to
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current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the Contract Owner and the insurance company regarding the availability of a particular investment option and other than the Contract Owner’s right to allocate Premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The Contract Owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract Owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract Owner’s right to allocate Premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the Contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 115 Investment Divisions and at least one Fixed Account Option, and, if more than 99 options are offered, a Contract Owner’s Contract Value can be allocated to no more than 99 variable and fixed options at any one time. The second difference is that the Owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner can make 25 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the Contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract Owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

In accordance with Revenue Procedure 2011-38, the IRS will consider a partial exchange of an annuity Contract for another annuity Contract valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 180 days of the date of the partial exchange. Revenue Procedure 2011-38 also provides certain exceptions to the 180 day rule. Due to the complexity of these rules, Owners are encouraged to consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on Premiums for Contracts will be taxed currently to the Owner if the Owner is a legal entity, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a legal entity.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The total value of the Contract assigned or pledged that exceeds the aggregate Premiums paid will
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be included in the individual’s gross income. In addition, the amount included in the individual’s gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or Beneficiaries: (1) until the calendar year in which the participant attains age 70½; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of Owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, Annuitants and Beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract Value exceeds the aggregate Premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer’s gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the Owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (5) under an immediate annuity; or (6) which are allocable to Premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1)  distributions made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose “disability” is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (4) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount
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allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; (10) distributions from an IRA made to the Owner or Annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code); and (11) distributions up to $5,000 for a qualified birth or adoption. The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the Owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all Owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be “rolled over” into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an “eligible rollover distribution” made by certain types of plans (as described above under “Taxes - Withholding Tax on Distributions”) that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the Required Minimum Distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan or IRA must commence no later than April 1 of the calendar year following the calendar year in which the employee attains the applicable age as noted in the table below or the date of retirement. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

The triggering age at which you must begin taking distributions under traditional Individual Retirement Annuities and tax-qualified plans change periodically. See below for a table of past age requirements and planned future changes to age requirements for beginning these required minimum distributions.

If you were born:	Your “applicable age” is:
Before July 1, 1949	70½
After June 30, 1949 and before 1951	72
After 1950 and before 1960	73
In 1960 or later	75

If the sole Beneficiary is the Contract holder’s or employee’s spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is
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permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee’s life (or the joint lives of the employee and Beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee’s age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson’s administrative procedures. Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See “Tax Treatment of Withdrawals - Tax-Qualified Contracts” above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

    (a) Tax-Sheltered Annuities

    Section 403(b) of the Code permits the purchase of “tax-sheltered annuities” by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

    (b) Individual Retirement Annuities

    Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an “individual retirement annuity” (“IRA annuity”). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual’s gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.
(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Contribution Premium payments for Roth IRA annuities are limited to a maximum of $7,500 for 2026. The limit may be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make
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additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels. For 2026, these levels are $153,000 in the case of single taxpayers, $242,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately.

Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual’s death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity. These rules are complicated and purchasers should consult a tax advisor before engaging in Roth Conversions or transfers.
(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to Owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans - Section 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or Beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant’s includable compensation or the $24,500 elective deferral limitation in 2026. The limit is indexed for inflation in $500 increments annually. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $8,000. For those aged 60-63, the contribution maximum limit is increased by $11,250. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their Beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer’s general creditors.

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In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

•	attains age 70½;
•	severs employment;
•	dies; or
•	is faced with an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract Value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an Annuity Unit as of the Income Date to establish the number of Annuity Units representing each variable payment.  The number of Annuity Units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract Values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the Business Day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an Annuity Unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one Business Day to the next.  The income option tables contained in the Contract are based on a 1% per annum assumed investment rate.

The value of a fixed number of Annuity Units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an Annuity Unit for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the percentage change in the value of an Accumulation Unit from the immediately preceding Business Day to the Business Day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 1% per annum.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund’s share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
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	(2)	the per share amount of any dividend or other distribution declared by the Fund if the “ex-dividend” date occurs during the valuation period, plus or minus
(3)	a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)	is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for the Contract’s optional benefit.

Also see “Income Payments (The Income Phase)” in the Prospectus.

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APPENDIX A: FINANCIAL STATEMENTS

The financial statements for Depositor (Jackson National Life Insurance Company) and Registrant (Jackson National Separate Account - I) are incorporated herein by reference to Registrant’s N-VPFS filing, filed on April 15, 2026 (File No. 811-08664).
A-1

PART C

OTHER INFORMATION

Item 27. Exhibits

Exhibit No.	Description
(a)	Board of Directors Resolution.

(a)(1)
Resolution of Depositor’s Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

(b)	Custodian Agreements. Not Applicable.

(c)	Underwriting Contracts.

(c)(1)
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant’s Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

(c)(2)	Specimen of Selling Agreement (V2565 01/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

(c)(3)	Specimen of Selling Agreement (V2565 08/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

(c)(4)	Specimen of Selling Agreement (V2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183048 and 811-08664).

(c)(5)
Specimen of DOL Fiduciary Rule Addendum to Selling Agreement (SAA0007 04/17), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 12, filed on April 24, 2018 (File Nos. 333-183050 and 811-08664).

(d)	Contracts.

(d)(1)
Specimen of Individual Deferred Variable and Fixed Annuity Contract, incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 20, 2011 (File Nos. 333-176619 and 811-08664).

(d)(2)	Specimen of Individual Deferred Variable Annuity Contract, incorporated herein by reference to the Registrant’s Registration Statement filed on September 1, 2011 (File Nos. 333-176619 and 811-08664).

(d)(3)	Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

(d)(4)	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

(d)(5)	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

(d)(6)	Specimen of Roth Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

(d)(7)	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

(d)(8)
Form of the Reduced Administration Charge Endorsement (7536 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 71, filed on September 24, 2009 (File Nos. 333-70472 and 811-08664).

(d)(9)
Form of Individual Retirement Annuity Endorsement (ICC13 7715), incorporated herein by reference to Registrant’s Registration Statement, filed on December 20, 2013 (File Nos. 333-192971 and 811-08664).

(d)(10)
Form of Roth Individual Retirement Annuity Endorsement (ICC13 7716), incorporated herein by reference to Registrant’s Registration Statement, filed on December 20, 2013 (File Nos. 333-192971 and 811-08664).

(d)(11)
Form of Non-Qualified Stretch Annuity Endorsement (ICC14 7723), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on September 11, 2014 (File Nos. 333-176619 and 811-08664).

(d)(12)
Form of Individual Retirement Annuity Endorsement (ICC14 7715), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

(d)(13)
Form of Roth Individual Retirement Annuity Endorsement (ICC14 7716), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

(d)(14)
Form of Section 403(b) Tax Sheltered Annuity Endorsement (ICC14 7725), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

(e)	Applications.

(e)(1)
Form of Variable and Fixed Annuity Application (V650 03/12), incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 20, 2011 (File Nos. 333-176619 and 811-08664).

(e)(2)
Form of Variable and Fixed Annuity Application (V650 03/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No 1, filed on April 25, 2012 (File Nos. 333-176619 and 811-08664).

(e)(3)
Form of Variable and Fixed Annuity Application (V650 09/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2, filed on August 27, 2012 (File Nos. 333-176619 and 811-08664).

(e)(4)
Form of Variable and Fixed Annuity Application (V650 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 3, filed on April 24, 2013 (File Nos. 333-176619 and 811-08664).

(e)(5)
Form of Variable and Fixed Annuity Application (V650 09/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on September 12, 2013 (File Nos. 333-176619 and 811-08664).

(e)(6)
Form of Variable and Fixed Annuity Application (V650 04/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5, filed on January 15, 2014 (File Nos. 333-176619 and 811-08664).

(e)(7)
Form of Variable and Fixed Annuity Application (V650 09/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on September 11, 2014 (File Nos. 333-176619 and 811-08664).

(e)(8)
Form of Variable and Fixed Annuity Application (V650 04/15), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 10, filed on April 20, 2015 (File Nos. 333-176619 and 811-08664).

(e)(9)
Form of Variable and Fixed Annuity Application (V650 09/15), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 11, filed on September 24, 2015 (File Nos. 333-176619 and 811-08664).

(e)(10)
Form of Variable and Fixed Annuity Application (V650 04/16), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 12, filed on April 18, 2016 (File Nos. 333-176619 and 811-08664).

(e)(11)
Form of Variable and Fixed Annuity Application (V650 09/16), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 15, 2016 (File Nos. 333-176619 and 811-08664).

(e)(12)
Form of Variable and Fixed Annuity Application (V650 04/17), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 14, filed on April 18, 2017 (File Nos. 333-176619 and 811-08664).

(e)(13)
Form of Variable and Fixed Annuity Application (V650 09/17), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15, filed on September 19, 2017 (File Nos. 333-176619 and 811-08664).

(e)(14)
Form of Variable and Fixed Annuity Application (V650 08/18), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 17, filed on August 7, 2018 (File Nos. 333-176619 and 811-08664).

(e)(15)
Form of Variable and Fixed Annuity Application (V650 06/19), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 19, filed on June 18, 2019 (File Nos. 333-177619 and 811-08664).

(f)	Depositor's Certificate of Incorporation and By-laws.

(f)(1)	Articles of Incorporation of Depositor, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

(f)(2)	By-laws of Depositor, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

(f)(3)	Amended By-laws of Jackson National Life Insurance Company, incorporated herein by reference to the Registration Statement, filed on December 31, 2012 (File Nos. 333-185768 and 811-04405).

(g)	Reinsurance Contracts.

(g)(1)
Variable Annuities Funds Withheld Coinsurance Agreement between Jackson National Life Insurance Company and Brooke Life Reinsurance Company, dated January 1, 2024, incorporated herein by reference to registrant’s Post-Effective Amendment No. 10, filed on April 23, 2024 (File Nos. 333-235565 and 811-08664).

(g)(2)
Amended and Restated Variable Annuities Funds Withheld Coinsurance Agreement, dated January 1, 2024, between Jackson National Life Insurance Company and Brooke Life Reinsurance Company, effective December 1, 2025, incorporated herein by reference to Post-Effective Amendment No. 2, filed on April 21, 2026 (File No. 333-285253).

(g)(3)
Payout Annuities Coinsurance Agreement between Jackson National Life Insurance Company and Brooke Life Reinsurance Company, dated December 1, 2025, incorporated herein by reference to Post-Effective Amendment No. 2, filed on April 21, 2026 (File No. 333-285253).

(g)(4)
Fixed and Fixed Index Annuities Coinsurance Agreement between Jackson National Life Insurance Company and Hickory Brooke Reinsurance Company, dated December 1, 2025, incorporated herein by reference to Post-Effective Amendment No. 2, filed on April 21, 2026 (File No. 333-285253).

(g)(5)
Amendment No. 32 to the Variable Annuity GMIB Reinsurance Agreement between Jackson National Life Insurance Company and Chubb Tempest Life Reinsurance Ltd., dated January 1, 2002, effective July 1, 2025, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 19, filed on April 21, 2026 (File Nos. 333-235565 and 811-08664).

(g)(6)
Amendment No. 28 to the Variable Annuity GMIB Reinsurance Agreement between Jackson National Life Insurance Company and Chubb Tempest Life Reinsurance Ltd., dated March 1, 2005, effective July 1, 2025, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 19, filed on April 21, 2026 (File Nos. 333-235565 and 811-08664).

(h)	Participation Agreements.

(h)(1)(i)
Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(ii)
First Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated January 18, 2012, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(iii)
Second Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, Capital Research and Management Company, and Jackson National Asset Management, LLC, dated December 31, 2014, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(iv)
Third Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated April 24, 2017, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(v)
Fourth Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated August 13, 2018, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(vi)
Fifth Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated April 27, 2020, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(2)(i)
Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated May 1, 2010, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(2)(ii)
First Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated February 1, 2012, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(2)(iii)
Second Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 30, 2012, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(2)(iv)
Third Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated March 1, 2013, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(2)(v)
Fourth Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 24, 2017, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(2)(vi)
Fifth Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated August 13, 2018, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(2)(vii)
Sixth Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 27, 2020, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(2)(viii)
Seventh Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 26, 2021, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(2)(ix)
Fund of Funds Investment Agreement (American Funds) dated January 19, 2022, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on April 19, 2022 (File Nos. 333-235565 and 811-08664).

(h)(2)(x)
Fund of Funds Investment Agreement (BlackRock Rule 12d1-4), dated January 19, 2022, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on April 19, 2022 (File Nos. 333-235565 and 811-08664).

(h)(2)(xi)
Fund of Funds Investment Agreement (Vanguard Rule 12d1-4), dated January 19, 2022, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on April 19, 2022 (File Nos. 333-235565 and 811-08664).

(h)(2)(xii)
First Amendment to Fund of Funds Investment Agreement (American Funds), effective October 21, 2024, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on October 15, 2024 (File Nos. 333-235565 and 811-08664).

(h)(2)(xiii)
Fund of Funds Investment Agreement (T. Rowe Price Rule 12d1-4), dated October 21, 2024, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on October 15, 2024 (File Nos. 333-235565 and 811-08664).

(h)(2)(xiv)
Fund of Funds Investment Agreement (VanEck ETF Trust Rule 12d1-4), dated October 21, 2024, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on October 15, 2024 (File Nos. 333-235565 and 811-08664).

(h)(2)(xv)
First Amendment to Fund of Funds Investment Agreement (BlackRock Rule 12d1-4), effective October 21, 2024, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on October 15, 2024 (File Nos. 333-235565 and 811-08664).

(h)(2)(xvi)
Fund of Funds Investment Agreement (Cohen & Steers Rule 12d1-4), dated October 23, 2025, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 19, filed on April 21, 2026 (File Nos. 333-235565 and 811-08664).

(h)(2)(xvii)
First Amendment to Fund of Funds Investment Agreement (DoubleLine ETF Trust Rule 12d1-4), effective July 22, 2025, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 19, filed on April 21, 2026 (File Nos. 333-235565 and 811-08664).

(h)(2)(xviii)
Amended and Restated Fund of Funds Investment Agreement (Fidelity Rule 12d1-4), dated June 5, 2025, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 19, filed on April 21, 2026 (File Nos. 333-235565 and 811-08664).

(h)(2)(xix)
Fund of Funds Investment Agreement (First Trust Exchange Rule 12d1-4), dated October 23, 2025, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 19, filed on April 21, 2026 (File Nos. 333-235565 and 811-08664).

(h)(2)(xx)
Fund of Funds Investment Agreement (Lazard Rule 12d1-4), dated October 23, 2025, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 19, filed on April 21, 2026 (File Nos. 333-235565 and 811-08664).

(h)(2)(xxi)
Fund of Funds Investment Agreement (PIMCO ETF Trust and PIMCO Equity Series Rule 12d1-4), effective February 25, 2026, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 19, filed on April 21, 2026 (File Nos. 333-235565 and 811-08664).

(h)(2)(xxii)
First Amendment to Fund of Funds Investment Agreement (Vanguard Fund Rule 12d1-4), effective February 25, 2026, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 19, filed on April 21, 2026 (File Nos. 333-235565 and 811-08664).

(h)(2)(xxiii)
Eighth Amendment to the Master Fund Participation Fund Agreement between Jackson National Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010, effective April 27, 2026, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 19, filed on April 21, 2026 (File Nos. 333-235565 and 811-08664).

(i)	Administrative Contracts.

(i)(1)
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

(j)	Other Material Contracts. Not applicable.

(k)	Legal Opinion.

(k)(1)	Opinion and Consent of Counsel, attached hereto.

(l)	Other Opinions.

(l)(1)	Consent of Independent Registered Public Accounting Firm, attached hereto.

(m)	Omitted Financial Statements. Not Applicable.

(n)	Initial Capital Agreements. Not Applicable.

(o)	Form of Initial Summary Prospectus. Not Applicable.

(p)	Power of Attorney.

(p)(1)	Power of Attorney, incorporated herein by reference to Post-Effective Amendment No. 2, filed on April 21, 2026 (File No. 333-285253).

(q)	Letter Regarding Change in Certifying Accountant. Not Applicable.

(r)	Historical Current Limits on Index Gains. Not Applicable.

Item 29	Organizational Chart, incorporated herein by reference to Exhibit 29 of Post-Effective Amendment No. 2, filed on April 21, 2026 (File No. 333-285253).

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Jackson National Life Insurance Company

Christopher A. Raub 1 Corporate Way Lansing, MI 48951	Director

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	President, Chief Executive Officer, Chair, and Director

Don W. Cummings 1 Corporate Way Lansing, MI 48951	Executive Vice President, Chief Financial Officer, and Director

Savvas P. Binioris 1 Corporate Way Lansing, MI 48951	Executive Vice President and Chief Risk Officer

Carrie L. Chelko 1 Corporate Way Lansing, MI 48951	Executive Vice President

Devkumar D. Ganguly 1 Corporate Way Lansing, MI 48951	Executive Vice President and Chief Innovation and Technology Officer

Laura L. Hanson 1 Corporate Way Lansing, MI 48951	Executive Vice President, Operations and Technology Services

Craig D. Smith 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Executive Vice President

Alison R. Reed 7601 Technology Drive Denver, CO 80237	Executive Vice President and Head of Distribution

Craig A. Anderson 1 Corporate Way Lansing, MI 48951	Senior Vice President and Controller

Scott J. Golde 300 Innovation Drive Franklin, TN 37067	Senior Vice President, General Counsel

Andrea D. Goodrich 1 Corporate Way Lansing, MI 48951	Senior Vice President, Corporate Law and Corporate Secretary

Guillermo E. Guerra 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Technology Officer, Chief Information Security Officer, and Privacy Officer

Michael R. Hicks 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Information Officer

Thomas A. Janda 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Human Resources Officer

Joshua K. Richardson 1 Corporate Way Lansing, MI 48951	Senior Vice President

Dean R. Scott 1 Corporate Way Lansing, MI 48951	Senior Vice President, Corporate Development and Treasury

Lin L. Sun 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Senior Vice President and Chief Actuary

Brian M. Walta 1 Corporate Way Lansing, MI 48951	Senior Vice President, Planning and Asset Liability Management

Elizabeth A. Werner 1 Corporate Way Lansing, MI 48951	Senior Vice President

Richard C. White 1 Corporate Way Lansing, MI 48951	Senior Vice President

Barrett M. Bonemer 1 Corporate Way Lansing, MI 48951	Head of Internal Audit

Marina C. Ashiotou 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Dennis A. Blue 1 Corporate Way Lansing, MI 48951	Vice President

Ellen J. Bode 1 Corporate Way Lansing, MI 48951	Vice President, Appointed Actuary

Andrew R. Campbell 1 Corporate Way Lansing, MI 48951	Vice President

Hilary R. Cranmore 1 Corporate Way Lansing, MI 48951	Vice President

Frank G. D’Amuro 1 Corporate Way Lansing, MI 48951	Vice President

Lauren B. Dunn 300 Innovation Drive Franklin, TN 37067	Vice President

Joseph K. Garrett 1 Corporate Way Lansing, MI 48951	Vice President

Margaret C. Garza 1 Corporate Way Lansing, MI 48951	Vice President

Robert W. Hajdu 1 Corporate Way Lansing, MI 48951	Vice President

Heidi L. Kaiser 1 Corporate Way Lansing, MI 48951	Vice President, Chief Compliance Officer, Separate Accounts Chief Compliance Officer, Advertising Officer, and Anti-Money Laundering Compliance Officer

Diedre J. Kosier 1 Corporate Way Lansing, MI 48951	Vice President

Darren T. Kramer 1 Corporate Way Lansing, MI 48951	Vice President

Efthimios Lekas 225 W. Wacker Dr. Suite 1200 Chicago, IL 60606	Vice President

David J. Linehan 1 Corporate Way Lansing, MI 48951	Vice President

Lisa A. Lubahn 1 Corporate Way Lansing, MI 48951	Vice President

Aaron T. Maguire 1 Corporate Way Lansing, MI 48951	Vice President

Angela M. Matthews 1 Corporate Way Lansing, MI 48951	Vice President

Ryan T. Mellott 1 Corporate Way Lansing, MI 48951	Vice President

Layton Meng 300 Innovation Drive Franklin, TN 37067	Vice President

Stefan C. Ott 1 Corporate Way Lansing, MI 48951	Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Vice President and Assistant Secretary

James A. Schultz 1 Corporate Way Lansing, MI 48951	Vice President and Treasurer

Muhammad S. Shami 1 Corporate Way Lansing, MI 48951	Vice President

Brooke Thorne 1 Corporate Way Lansing, MI 48951	Vice President

John A. Vandercruyssen 1 Corporate Way Lansing, MI 48951	Vice President, Assistant Controller

Amit Vashisht 1 Corporate Way Lansing, MI 48951	Vice President

Srikant Vatturi Venkata Satya 1 Corporate Way Lansing, MI 48951	Vice President, Asset Liability Management

John F. Visicaro 1 Corporate Way Lansing, MI 48951	Vice President

Lisa A. Wegehaupt 1 Corporate Way Lansing, MI 48951	Vice President

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company (“Depositor”), a stock life insurance company organized under the laws of the state of Michigan. The Depositor is a wholly owned subsidiary of Jackson Financial Inc., a publicly traded life insurance company in the United States.

The organizational chart for Jackson Financial Inc. indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Jackson Financial Inc. is incorporated herein by reference to Exhibit 29 of Post-Effective Amendment No. 2, filed on April 21, 2026 (File No. 333-285253).

Item 30. Indemnification

Provision is made in the Company’s Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or Investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriter

a)Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

b)Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Savvas P. Binioris 1 Corporate Way Lansing, MI 48951	Manager

Marina C. Ashiotou 225 W. Wacker Dr. Suite 1200 Chicago, IL 60606	Manager

Garett J. Childs 225 W. Wacker Dr. Suite 1200 Chicago, IL 60606	Manager

Hilary Cranmore 1 Corporate Way Lansing, MI 48951	Manager

Alison Reed 7601 Technology Drive Denver, CO 80237	Executive Vice President, Head of Distribution, Manager, and Chair

Kevin Luebbers 300 Innovation Drive Franklin, TN 37067	Head of Sales

Brian Sward 300 Innovation Drive Franklin, TN 37067	Head of Product Solutions

Robert Butler 300 Innovation Drive Franklin, TN 37067	Senior Vice President, National Sales Manager, Indy

Lauren L. Caputo 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Ashley S. Golson 300 Innovation Drive Franklin, TN 37067	Senior Vice President, National Sales Desk and Distribution Intelligence

Heidi Kaiser 1 Corporate Way Lansing, MI 48951	Senior Vice President, General Counsel & Anti-Money Laundering Compliance Officer

Matt Lemieux 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Greg Masucci 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Brian Nicolarsen 300 Innovation Drive Franklin, TN 37067	Senior Vice President, National Sales Manager, BWA

Kimberly Plyer 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Tom Smith 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Myles Womack 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Ty Anderson 300 Innovation Drive Franklin, TN 37067	Vice President

Lisa Backens 300 Innovation Drive Franklin, TN 37067	Vice President

Mercedes Biretto 1 Corporate Way Lansing, MI 48951	Vice President

Chris Bogren 300 Innovation Drive Franklin, TN 37067	Vice President

J. Edward Branstetter, Jr. 300 Innovation Drive Franklin, TN 37067	Vice President

Michael Cobianchi 300 Innovation Drive Franklin, TN 37067	Vice President

Chardae Hawley 300 Innovation Drive Franklin, TN 37067	Vice President

Yesenia Lankford 300 Innovation Drive Franklin, TN 37067	Vice President

Kristine Lowry 300 Innovation Drive Franklin, TN 37067	Vice President, FinOp & Controller

Dana R. Malesky Flegler 1 Corporate Way Lansing, MI 48951	Vice President

Bob McAllister 300 Innovation Drive Franklin, TN 37067	Vice President

Matt Ohme 300 Innovation Drive Franklin, TN 37067	Vice President

Joseph C. Pierce 300 Innovation Drive Franklin, TN 37067	Vice President

David Russell 300 Innovation Drive Franklin, TN 37067	Vice President

Molly Stevens 300 Innovation Drive Franklin, TN 37067	Vice President

Jeremy Swartz 300 Innovation Drive Franklin, TN 37067	Vice President

Michelle Tidey 300 Innovation Drive Franklin, TN 37067	Vice President

Kendall Wetzel 300 Innovation Drive Franklin, TN 37067	Vice President

Darweshi Whitfield 300 Innovation Drive Franklin, TN 37067	Vice President

Ryan Lupton 300 Innovation Drive Franklin, TN 37067	Chief Compliance Officer

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Secretary

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 32. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
300 Innovation Drive

Franklin, TN 37067

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item. 33. Management Services

Not Applicable.

Item. 34. Fee Representation

Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan on this 22st day of April, 2026.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By: /s/ SCOTT J. GOLDE
Scott J. Golde
Senior Vice President, General Counsel

Jackson National Life Insurance Company
(Depositor)

By: /s/ SCOTT J. GOLDE
Scott J. Golde
Senior Vice President, General Counsel

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 22, 2026
Laura L. Prieskorn, President, Chief Executive Officer and Director

*	April 22, 2026
Don W. Cummings, Executive Vice President, Chief Financial Officer, and Director

*	April 22, 2026
Craig A. Anderson, Senior Vice President and Controller

* By: /s/ SCOTT J. GOLDE
Scott J. Golde, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

EXHIBIT LIST

Exhibit No.	Description
(k)(1)	Opinion and Consent of Counsel.
(l)(1)	Consent of Independent Registered Public Accounting Firm.